   As filed with the U.S. Securities and Exchange Commission on January 12, 2007
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
         Pre-Effective Amendment No. __                                 [ ]
         Post-Effective Amendment No. 86                                [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
         Amendment No. 87

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)
[ ]  on [Date] pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on [Date] pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[X]  on March 30, 2007 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                       Title of Security Being Registered:

               DFA California Short-Term Municipal Bond Portfolio
                       T.A. U.S. Core Equity 2 Portfolio
--------------------------------------------------------------------------------

This   Post-Effective   Amendment   No.   86/87  to   Registration   File   Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE

2.   CONTENTS PAGE

3.   PART A - Prospectus relating to the Registrant's DFA California  Short-Term
     Municipal Bond Portfolio series of shares

4.   PART A - Prospectus  relating to the  Registrant's  T.A. U.S. Core Equity 2
     Portfolio series of shares

5.   PART B - Statement of Additional Information relating to the DFA California
     Short-Term Municipal Bond Portfolio series of shares

6.   PART B - Statement of Additional Information relating to the T.A. U.S. Core
     Equity 2 Portfolio series of shares

7.   PART C - Other Information

8.   SIGNATURES

                                        Subject to completion, January 12, 2007.

                               P R O S P E C T U S

                               ____________, 2007
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

     DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios.  The Portfolio described in this Prospectus: o
Has its own  investment  objective  and  policies,  and is the  equivalent  of a separate mutual fund. o Is generally  available only to institutional  investors and  clients  of  registered  investment  advisors.  o Does  not  charge a sales commission or "load." o Is designed for long-term investors.

               DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

The  Securities and Exchange  Commission  has not approved or disapproved  these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective.  The prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RISK/RETURN SUMMARY............................................................1
   ABOUT THE PORTFOLIO.........................................................1
   MANAGEMENT..................................................................1
   FIXED INCOME INVESTMENT APPROACH............................................1
   INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF THE DFA CALIFORNIA

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisors.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

Management

Dimensional  Fund Advisors LP (the "Advisor") is the investment  manager for the
Portfolio.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures the Portfolio by:

1.   Setting a maturity range.

2.   Implementing the Advisor's quality and eligibility guidelines.

3.   Purchasing  securities  that  provide  current  income  that is exempt from federal personal income taxes and California personal income taxes.

Investment  Objective,  Strategies,  and Risks of the DFA California  Short-Term
Municipal Bond Portfolio

o    Investment Objective: Seek to provide current income that is expected to be exempt from federal  personal  income taxes and  California  state personal income taxes.

o    Investment  Strategy:  Seek to maximize  total  returns  from a universe of municipal  securities  primarily issued by or on behalf of California state or local  governments  and their agencies,  instrumentalities  and regional governmental  authorities,  the  interest on which is exempt  from  regular federal  income tax and the state personal  income tax of  California.  The
     Portfolio will have an average dollar-weighted  portfolio maturity of three years or less.  The  Portfolio is  primarily  designed  for  investment  by
     California taxpayers.

o    Principal Risks: Market Risk, Interest Rate Risk, Credit Risk, Income Risk,
     Call Risk, Tax Liability Risk,  State-Specific Risk and Non-diversification
     Risk.

Principal Risks

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Interest Rate Risk:  Fixed income  securities  are subject to interest rate risk because  the  prices of fixed  income  securities  tend to move in the  opposite direction of interest  rates.  When interest rates rise,  fixed income  security prices fall. When interest rates fall, fixed income  securities  prices rise. In general,  fixed income  securities with longer  maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest  payments  and/or repay  principal  when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's  financial  strength may affect a security's  value,  and thus,  impact the Portfolio's  performance.
Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by Standard & Poor's  Rating  Group or Ba or below by Moody's
Investors  Service,  Inc.).  Fixed income  securities that are below  investment grade involve high credit risk and are considered speculative.  Below investment grade  fixed  income  securities  may also  fluctuate  in value more than higher quality fixed income securities and, during periods of market volatility, may be more  difficult  to sell at the time and  price  the  Portfolio  desires.  While securities  directly  issued or guaranteed by the U.S.  Treasury and by agencies and  instrumentalities  that are backed by the full faith and credit of the U.S.
government present little credit risk,  securities issued or guaranteed by other agencies or  instrumentalities  may have greater credit risks.  U.S.  government agency  securities  issued or  guaranteed  by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Income Risk:  Income risk is the risk that falling interest rates will cause the
Portfolio's income to decline.

Call Risk: Call risk is the risk that during periods of falling  interest rates, a bond issuer  will call or repay a  higher-yielding  bond  before its  maturity date,  forcing the Portfolio to reinvest in bonds with lower interest rates than the original obligations.

Tax Liability  Risk:  Tax liability risk is the risk that  distributions  by the
Portfolio  become taxable to shareholders as ordinary income due to noncompliant conduct by a municipal bond issuer,  unfavorable changes in federal or state tax laws, or adverse  interpretations of tax laws by the Internal Revenue Service or state tax authorities.

State-Specific  Risk Because the Portfolio focuses its investments  primarily in
California municipal securities,  the value of the Portfolio's  investments will be highly  sensitive to events  affecting  the fiscal  stability of the State of
California   and   its   agencies,   municipalities,   authorities   and   other
instrumentalities that issue securities. These events may include state or local legislation or policy  changes,  state  constitutional  limits on tax increases, erosion of the tax base of the state or one or more particular  localities,  the effects of possible  terrorist acts or natural  disasters,  budget deficits,  or other  economic  or  credit  problems  affecting  the  state  generally  or  any individual  locality  (which may  directly or  indirectly  affect the state as a whole). Having a significant percentage of its assets invested in the securities of fewer issuers,  particularly  obligations  of government  issuers of a single state,  could  result in greater  credit risk  exposure  to a smaller  number of issuers due to economic, regulatory or political problems in California. Also to the extent that the Portfolio makes significant investments in securities issued to  finance  projects  in a  particular  segment  of  the  California  municipal securities  market,  such as health  care,  housing,  education,  utilities,  or transportation,  such focused  investment may cause the value of the Portfolio's shares to  change  more than the  value of  shares  of funds  that  invest  more broadly.  These risks are disclosed in more detail in the Portfolio's  Statement of Additional Information.

Non-diversification  Risk: The risk that the Portfolio may be more volatile than a diversified fund because it invests its assets in a smaller number of issuers.
The gains or losses on a single security may,  therefore,  have a greater impact on the Portfolio's net asset value.

Other Risk

Securities Lending:

The Portfolio may lend its portfolio  securities to generate  additional income.
Securities  lending  involves  the risk that the borrower may fail to return the securities  in a timely  manner or at all. As a result,  the  Portfolio may lose money  and  there  may be a delay  in  recovering  the  loaned  securities.  The
Portfolio also could lose money if the Portfolio does not recover the securities and/or the value of the  collateral  falls,  including the value of  investments made with cash collateral. Securities lending may have certain potential adverse tax consequences.  See "SECURITIES LOANS" for further  information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The  Portfolio  is operated by a person that has claimed an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a commodity pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                FEES AND EXPENSES

This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee..............................................................0.20%
Other Expenses..............................................................0.17%*
                                                                            ----
Total Annual Operating Expenses.............................................0.37%
                                                                            ----
Fee Waiver and/or Expense Reimbursements....................................0.07%
                                                                            ----
Net Expenses................................................................0.30%**
                                                                            ====
__________________

     * "Other  Expenses" are annualized  expenses based on anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending  November 30,
2007.

     **  Pursuant  to a Fee  Waiver and  Expense  Assumption  Agreement  for the
Portfolio,  the Advisor  has agreed to waive all or a portion of its  management fee and to assume the Portfolio's  expenses to the extent necessary to limit the expenses to 0.30% of the Portfolio's  average net assets on an annualized  basis
(the "Expense Limitation Amount").  At any time that the Portfolio's  annualized expenses are less than the Portfolio's  Expense Limitation Amount,  described in the prior sentence,  the Advisor retains the right to seek reimbursement for any fees  previously  waived and/or expenses  previously  assumed to the extent that such reimbursement will not cause the Portfolio's  annualized expenses to exceed the Expense  Limitation  Amount. The Portfolio is not obligated to reimburse the
Advisor for fees previously waived or expenses previously assumed by the Advisor more than  thirty-six  months  before  the date of such  reimbursement.  The Fee
Waiver and  Expense  Assumption  Agreement  will remain in effect for an initial period until April 1, 2008,  and then shall continue in effect from year to year for one-year periods  thereafter unless terminated by DFA Investment  Dimensions
Group Inc. or the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                           l Year       3 Years
DFA California Short-Term Municipal Bond Portfolio...       $31          $112

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Portfolio is to provide current income that is expected to be exempt from federal personal income taxes and California state personal  income  taxes.  The  Portfolio  will  invest  primarily  in  municipal securities  issued by or on behalf of California state or local  governments and their agencies,  instrumentalities  and regional governmental  authorities.  The
Portfolio may also invest a portion of its assets in municipal securities issued by U.S.  territories  that are exempt from state  taxation  under  federal  law.
Municipal  securities in which the Portfolio may invest  include,  among others, revenue bonds, general obligation bonds, industrial development bonds, municipal lease  obligations,  commercial paper variable rate demand obligations and other
instruments  (including   participation  interests  in  such  securities).   The
Portfolio intends to invest in municipal  securities that in the opinion of bond counsel  for the issuers and under  current  tax law  provide  interest  that is exempt from  California  and federal  personal  income  taxes.  As a fundamental investment policy, under normal market conditions,  the Portfolio will invest at least 80% of its net assets in municipal  securities  that pay  interest  exempt from federal personal income tax and the California state personal income taxes.
The Portfolio does not currently intend to invest its assets in securities whose interest is subject to the  federal  alternative  minimum  tax.  Generally,  the
Portfolio will acquire  obligations that mature within three years from the date of settlement,  but substantial  investments may be made in obligations maturing up to ten years from the date of settlement  when greater returns are available, and  in  variable  rate  demand  notes  with  longer  maturities.  Under  normal circumstances,  the Portfolio will maintain a dollar-weighted  average portfolio
maturity  of  three  years  or  less.  The  Portfolio   intends  to  maintain  a
dollar-weighted  average  credit  quality no lower  than the  credit  quality of general  obligation  bonds issued by the state of California,  which may include municipal securities considered to be below investment grade.

     Municipal  securities  are often issued to obtain funds for various  public purposes,  including the construction of a wide range of public facilities, such as  bridges,  highways,  housing,  hospitals,  mass  transportation  facilities, schools,  streets  and  public  utilities,  such as water and sewer  works.  The
Portfolio may invest more than 25% of its assets in municipal  securities issued to finance projects in a particular  segment of the bond market  including,  but not limited to, health care, housing, education, utilities, and transportation.

     The Portfolio may purchase certain  municipal  securities that are insured.
The  Portfolio  may  invest in  municipal  securities  secured by  mortgages  on single-family  homes and  multi-family  projects.  The  Portfolio  may  purchase tax-exempt  municipal  securities on a  "when-issued"  basis.  With  when-issued securities, the Portfolio agrees to purchase securities at a certain price, even if the market price of the securities at the time of delivery is higher or lower than the agreed-upon purchase price.

     The Portfolio may also invest in exchange traded funds (ETFs) and similarly structured pooled  investments,  as well as money market funds, to gain exposure to the California municipal bond market pending investment in municipal bonds.

     Although the  Portfolio  attempts to invest all of its assets in tax-exempt securities,  it is  possible,  although not  anticipated,  that a portion of its assets may be  invested  in  securities  that pay  taxable  interest,  including interest  that may be subject to the  federal  alternative  minimum  tax.  These investments could generate taxable income for shareholders.

Portfolio Strategy

     The Portfolio will be managed with a view to capturing credit risk premiums and term or  maturity  premiums.  The  term  "credit  risk  premium"  means  the anticipated  incremental return on investment for holding obligations considered to have greater credit risk than direct  obligations of the U.S.  Treasury,  and
"maturity risk premium" means the anticipated  incremental  return on investment for holding  securities  having  maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available through investment in municipal  securities.  The holding period  for assets of the  Portfolio  will be chosen  with a view to  maximizing anticipated returns, net of trading costs.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities,  such  activity is  incidental  to the  investment  objective of the
Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies,  (ii) 102% of the  current  market  value  of the  loaned  securities,  with  respect  to U.S.
securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities.  Subject to its stated investment  policies, the Portfolio may invest the  collateral  received for the loaned  securities in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by  securities  of the  U.S.  government  or its  agencies,  and registered and unregistered  money market funds. For purposes of this paragraph, agencies include both agency debentures and agency  mortgage-backed  securities.
In addition,  the  Portfolio  will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio's  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to  securities  lending.  The  Portfolio  will be  entitled  to  recall a loaned security to vote  proxies or otherwise  obtain  rights to vote proxies of loaned securities if the Portfolio  knows a material event will occur.  In the event of the  bankruptcy  of the  borrower,  the  Portfolio  could  experience  delay  in recovering  the  loaned  securities  or  only  recover  cash  or a  security  of equivalent value. See "OTHER RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment Committee of the Advisor,  portfolio managers,  and all other trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus,  the Investment Committee has seven members.  Investment  strategies for the Portfolio are set by the Investment Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and sell  programs,  based  on the  parameters  established  by the
Investment Committee.  David A. Plecha, the portfolio manager for the Portfolio, coordinates  the efforts of all other  portfolio  managers  with  respect to the day-to-day management of the Portfolio and other fixed income portfolios managed by the Advisor.

     Mr. Plecha is a Portfolio  Manager and Vice  President of the Advisor and a
member  of the  Investment  Committee.  Mr.  Plecha  received  his BS  from  the
University  of Michigan at Ann Arbor in 1983 and his MBA from the  University of
California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios  managed by the Advisor since the end of 1991. The Portfolio's
SAI provides information about Mr. Plecha's compensation, other accounts managed by Mr. Plecha, and Mr. Plecha's ownership of Portfolio shares.

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     DFA  Investment  Dimensions  Group Inc.  (the "Fund")  bears all of its own costs and expenses,  including:  services of its independent  registered  public accounting firm,  legal counsel,  brokerage  commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance  premiums,  costs  incidental  to  meetings  of its  shareholders  and directors,  the  cost  of  filing  its  registration  statements  under  federal securities  laws and the cost of any filings  required  under  state  securities laws,  reports to  shareholders,  and transfer and dividend  disbursing  agency, administrative  services, and custodian fees. Expenses allocable to a particular portfolio  of the Fund are so  allocated.  The expenses of the Fund that are not allocable to a particular  portfolio are borne by each portfolio on the basis of its relative net assets.

     The Advisor was  organized  in May 1981,  and is engaged in the business of providing  investment  management  services.  As of the date of this Prospectus, assets under management total approximately $108 billion.

     A discussion  regarding the basis for the Board of Directors' approving the investment  management agreement with respect to the Portfolio will be available in future annual or semi-annual reports to shareholders of the Portfolio.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Net  investment  income of the Portfolio,  which is accrued daily,  will be distributed  monthly  (except  January) and any net realized  capital  gains are distributed  annually  after  November  30.  The  Portfolio  also  may  make  an additional dividend  distribution from net investment income in November of each year.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects one of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Most  Portfolio  distributions  will consist of  exempt-interest  dividends
(dividends paid from interest earned on municipal  securities).  Because of this tax  exemption,  the Portfolio may not be a suitable  investment  for retirement plans and other  tax-exempt  investors,  or for  residents  of states other than
California.  Corporate  shareholders subject to California's corporate franchise tax system should note that these dividends are fully taxable in California, and should  consult with their tax advisor about whether the Portfolio is a suitable investment given the taxability of these dividends.

     In  general,  exempt-interest  dividends  are exempt from  regular  federal
income  tax.  Exempt-interest   dividends  from  interest  earned  on  municipal
securities of the state of California, or its political subdivisions,  generally are also exempt from California's personal income tax. A shareholder may exclude any exempt  interest  dividends  paid by the  Portfolio  from the  shareholder's
California taxable income for purposes of the California personal income tax if:
(i) the  dividends  are derived  from  interest on  obligations  of the State of
California and its political  subdivisions  or qualifying  obligations of United
States  territories  and  possession  that are exempt from state  taxation under federal law: (ii) the dividends paid do not exceed the amount of interest (minus certain non-deductible expenses) the Portfolio receives during its taxable year, on  obligations  that,  when held by an  individual,  pay  interest  exempt from taxation by the State of California; and (iii) the Portfolio properly identifies the dividends as California exempt interest dividends in a written notice mailed to the shareholder.  Income from municipal  securities of other states generally does not qualify as tax-free.  Exempt-interest  dividends are taken into account when  determining  the taxable  portion of a  shareholder's  social  security or railroad retirement benefits.

     The  Portfolio  may invest a portion of its assets in  securities  that pay income that is not tax-exempt. The Portfolio may also distribute to shareholders any  market  discount  and net  short-term  capital  gains  from the sale of its portfolio securities.  If a shareholder is a taxable investor,  distributions by the Portfolio from this income are taxable to the shareholder as ordinary income and  generally  will not be treated as  qualified  dividends  subject to reduced rates of taxation for individuals.

     The Portfolio may also realize net long-term  capital gains and  distribute these gains to shareholders as capital gain  distributions.  These distributions will be taxable to  shareholders  as long-term  capital gains no matter how long shareholders have owned their shares.

     Distributions  of ordinary  income and capital gains from the Portfolio are taxable whether received in cash or in additional shares.

     Dividends   which  are  declared  in  October,   November  or  December  to
shareholders of record in such a month, but which, for operational  reasons, may not be paid to the shareholder until the following January,  will be treated for
U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a  Portfolio  is a taxable  event and may result in a capital  gain or loss to  shareholders  who are subject to tax.  Capital gain or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares between two Portfolios.  Any loss incurred on the sale or exchange of the
Portfolio's  shares held for six months or less will be disallowed to the extent of any  exempt-interest  dividends paid to  shareholders  and any remaining loss will be  treated as a  long-term  capital  loss to the  extent of  capital  gain dividends received with respect to such shares.

     For non-U.S. investors, ordinary dividends designated as short-term capital gain  dividends and  interest-related  dividends  designated as a payment out of qualified interest income generally will not be subject to U.S. withholding tax, provided the shareholder certifies that the shareholder is a non-U.S. investor.

     The  Portfolio  is required to withhold 28% of taxable  dividends,  capital gains  distributions,  and redemption proceeds paid to shareholders who have not complied with IRS rules  concerning  taxpayer  identification  numbers.  You may avoid this  withholding  requirement  by providing and certifying on the account registration form your correct Taxpayer  Identification Number and by certifying that you are not subject to backup  withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

     The tax  discussion  set forth  above is included  for general  information only.  Prospective  investors should consult the SAI. Prospective investors also should consult their own tax advisers  concerning the federal,  state, local, or foreign tax consequences of an investment in the Portfolio.

                               PURCHASE OF SHARES

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other  investors,  as approved from time to time by the Advisor  ("Eligible  Investors").  Eligible  Investors include employees, former employees,  shareholders, and directors of the Advisor and the Funds, and friends  and family  members of such  persons.  All  investments  are subject to approval  of the  Advisor,  and all  investors  must  complete  and  submit  the necessary account  registration forms in good order. The Fund reserves the right to reject any initial or  additional  investment  and to suspend the offering of shares of the Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc.  (DFA  California   Short-Term   Municipal  Bond   Portfolio).   Additional
investments  also may be made through the wire procedure by first  notifying the
Advisor.  Investors who wish to purchase shares of the Portfolio by check should send their check to DFA Investment  Dimensions  Group Inc., c/o PFPC Inc.,  P.O.
Box 8916, Wilmington, Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations also may be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in  its  portfolio  as  described  in  this  Prospectus.
Securities and local currencies  accepted by the Fund for exchange and Portfolio shares to be issued in exchange will be valued as set forth under  "VALUATION OF
SHARES"  at the time of the next  determination  of net asset  value  after such acceptance. All dividends,  interests,  subscription, or other rights pertaining to such  securities  shall  become the  property  of the  Portfolio  and must be delivered  to the Fund by the investor  upon receipt from the issuer.  Investors who desire to purchase  shares of the  Portfolio  with local  currencies  should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors who are subject to federal  taxation  upon the exchange,  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring,  and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the  Portfolio in an effort to detect  excessive  short-term trading activities,  and for consistent  enforcement of the Trading Policy. As a result  of this  monitoring,  Dimensional  may ask a  shareholder  to stop  such activities  or refuse to  process  purchase  orders  or  exchange  orders in the shareholder's account.

     The Fund reserves the right to take the actions necessary to stop excessive or  disruptive  trading  activities,  including  refusing or canceling  purchase orders for any reason,  without prior notice,  particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their  agents  reserve  the  right to reject  any  purchase  request  made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio.  In making such judgments,  the Fund and Dimensional seek to act in a manner that is consistent  with the best  interests of  shareholders.  For purposes of applying these procedures,  Dimensional may consider an investor's trading history in the
Portfolio,  and  accounts  under common  ownership,  influence,  or control.  In addition,  these procedures will not apply to a redemption  transaction in which the Portfolio distributes  portfolio securities to a shareholder in-kind,  where the  redemption  will not  disrupt the  efficient  portfolio  management  of the
Portfolio and the  redemption is consistent  with the interests of the remaining shareholders of the Portfolio.

     The ability to monitor trades that are through omnibus accounts  maintained by  financial  intermediaries,  such as 401(k) plan  administrators  and certain fee-based financial advisors  ("Intermediaries"),  is severely limited.  Omnibus accounts aggregate the transactions of underlying  shareholders,  thus making it
difficult  to  identify  individual   underlying  account  holder  activity.  In
addition,  some  Intermediaries  may be unable,  or  unwilling,  to abide by any
Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The
Fund seeks compliance by Intermediaries with the policies by requesting that the
Intermediaries, from time to time, identify to the Fund those investors known to the  Intermediaries to have investment  horizons  inconsistent with those of the
Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually,  nor all of the procedures taken together,  can completely  eliminate the possibility  that excessive  short-term trading activity in the Portfolio may occur.

     Certain  Intermediaries  may apply frequent trading policies and procedures that are different from the policies and procedures  described above.  Investors that  invest  in the  Portfolio  through  an  Intermediary  should  contact  the
Intermediary  for  information   concerning  the  Intermediary's   policies  and
procedures.

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the Portfolio  will fluctuate in relation to its own investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are valued at the last  quoted  sales price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of shares of the Portfolio  will tend to fluctuate  with interest rates  because,  unlike  money market  funds,  this  Portfolio  does not seek to stabilize the value of its shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing  services or other  reasonably  reliable  sources  including broker/dealers  that typically  handle the purchase and sale of such securities.
Securities which are traded  over-the-counter  and on a stock exchange generally will be valued according to the broadest and most representative  market, and it is expected that for bonds and other fixed income  securities,  this  ordinarily will be the over-the-counter market.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance  with  procedures  adopted by the Board.  Fair value pricing may also be used if events that have a  significant  effect on the value of an investment (as determined in the discretion of the Investment Committee of the  Advisor)  occur before the net asset value is  calculated.  When fair value pricing is used, the prices of securities  used by the Portfolio may differ from the quoted or published  prices for the same securities on their primary markets or exchanges.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if the Portfolio were to sell the security at approximately the time at which the Portfolio  determines its net asset value per share. As a result,  the sale or redemption by the Portfolio of its shares at net asset value,  at a time when a holding  or  holdings  are valued at fair  value,  may have the effect of diluting or increasing the economic interest of existing shareholders.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  (Sub-designees")  to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the shares of the Portfolio will be priced at public  offering price  calculated  after receipt of the purchase  order by the  Intermediary  or
Sub-designee,  as applicable,  that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or  Sub-designee,  the purchase price will be the public offering price next calculated  after the  Intermediary or Sub-designee,  as applicable,  receives the order, rather than on the day the custodian  receives the investor's  payment  (provided that the  Intermediary or
Sub-designee,  as applicable, has received the investor's purchase order in good order, and the investor has complied with the  Intermediary's  or Sub-designee's payment  procedures).  No  reimbursement  fee or  sales  charge  is  imposed  on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the portfolios  available for exchanges.  There is no fee imposed  on an  exchange.  However,  the Fund  reserves  the  right to impose an administrative  fee in  order to cover  the  costs  incurred  in  processing  an exchange.  Any such fee will be  disclosed  in the  Prospectus.  An  exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the  transaction.  The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement, as deemed necessary, at any time.

     Investors in the  Portfolio  may  exchange  all or part of their  Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined,  either: (1) where stock certificates have not been  issued,  after  receipt of a written  request for  redemption  in good order,  by the  transfer  agent (or by an  Intermediary  or a  Sub-designee,  if applicable), or (2) if stock certificates have been issued, after receipt of the stock  certificates  in good order at the office of the  transfer  agent.  "Good order"  means that the  request to redeem  shares  must  include  all  necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading  on the NYSE  (normally  1:00 p.m.  PT),  including  but not limited to: the stock  certificate(s),  if issued;  a letter of instruction or a stock  assignment  specifying  the  number  of  shares  or  dollar  amount to be redeemed,  signed  by  all  registered  owners  (or  authorized  representatives thereof)  of the  shares;  and if the Fund does not have on file the  authorized signatures for the account,  proof of authority and a guarantee of the signature of each registered  owner by an eligible  guarantor  institution;  and any other required supporting legal documents.  A signature guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency or savings association  who are  participants  in a  medallion  program  recognized  by the
Securities  Transfer  Association.  The three recognized  medallion programs are
Securities Transfer Agents Medallion (STAMP),  Stock Exchanges Medallion Program
(SEMP),  and New York Stock Exchange,  Inc.  Medallion  Signature Program (MSP).
Signature guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming shares for which certificates have not been issued, who have  authorized  redemption  payment by wire in writing,  may request  that redemption  proceeds be paid in federal funds wired to the bank the shareholders have  designated  in writing.  The Fund  reserves  the right to send  redemption proceeds  by  check in its  discretion;  a  shareholder  may  request  overnight delivery of such check at the  shareholder's  own  expense.  If the proceeds are wired to the shareholder's account at a bank that is not a member of the Federal
Reserve  System,  there  could  be  a  delay  in  crediting  the  funds  to  the shareholder's  bank account.  The Fund reserves the right at any time to suspend or terminate  the  redemption  by wire  procedure  after prior  notification  to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed.  A new Account  Registration
Form will be required for future  investments.  See "PURCHASE OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase  have  been,  or will be,  collected,  which  may take up to ten  days.
Investors  may avoid this delay by  submitting a certified  check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  shareholder, the Fund will give written notice of the redemption to the  shareholder at least sixty days before the redemption date. The shareholder will then have sixty days from the date of the  notice  to make an  additional  investment  in the Fund in order to bring the value of the shares in the account  for a specific  portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder  for shares  redeemed by the Fund under this right will be the  aggregate  net asset  value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.  Also, the value of foreign  securities or currencies may be affected by currency  exchange fluctuations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dfaus.com,  within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio  holdings,  as of month-end, online at the Advisor's  public website,  three months  following the month-end.
Please  consult the SAI for a description  of the other  policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------

      Investment Advisor             Accounting Services, Dividend Disbursing,
                                                 and Transfer Agent
 DIMENSIONAL FUND ADVISORS LP
      1299 Ocean Avenue                               PFPC INC.
    Santa Monica, CA 90401                      400 Bellevue Parkway
   Tel. No. (310) 395-8005                      Wilmington, DE 19809
--------------------------------------------------------------------------------

          Custodian                                 Legal Counsel

      PFPC TRUST COMPANY                STRADLEY, RONON, STEVENS & YOUNG, LLP
     301 Bellevue Parkway                     2600 One Commerce Square
     Wilmington, DE 19809                    Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------
           ----------------------------------------------------------

                  Independent Registered Public Accounting Firm

                           PRICEWATERHOUSECOOPERS LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                           Philadelphia, PA 19103-7042
           ----------------------------------------------------------

Other Available Information

You  can  find  more  information  about  the  Fund  and  the  Portfolio  in the
Portfolio's   Statement  of  Additional   Information  ("SAI")  and  Annual  and
Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this Prospectus.  The SAI includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

How to get these and other materials:

Request free copies from:

o    Your investment  advisor--you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The Fund--you represent an institutional  investor,  registered  investment advisor or other qualifying investor. Call collect at (310) 395-8005.

o    Access them on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                         Subject to completion, January 12, 2007

                               P R O S P E C T U S

                                __________, 2007
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

  DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios. The Portfolio described in this Prospectus: o
   Has its own investment objective and policies, and is the equivalent of a separate mutual fund. o Is generally available only to institutional investors and clients of registered investment advisors. o Does not charge a sales commission or "load." o Is designed for long-term investors.

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective.  The prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RISK/RETURN SUMMARY............................................................1
   ABOUT THE PORTFOLIO.........................................................1
   MANAGEMENT..................................................................1
   EQUITY INVESTMENT APPROACH..................................................1
   INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS OF THE T.A. U.S.

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisors.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

Management

Dimensional  Fund Advisors LP (the "Advisor") is the investment  manager for the
Portfolio.

Equity Investment Approach

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., U.S.  securities)  selection,  not stock picking. It places priority on controlling expenses,  portfolio turnover, and trading costs.
Many other  investment  managers  concentrate on reacting to price movements and choosing individual securities.

Portfolio construction: Generally, the Advisor structures the Portfolio by:

l.   Selecting a starting  universe of  securities  (for  example,  all publicly traded U.S. common stocks).

2.   Creating  a  sub-set  of  companies   meeting  the   Advisor's   investment
     guidelines.

3.   Excluding  certain  companies after analyzing various factors (for example, liquidity).

4.   Purchasing stocks so that the Portfolio is generally diversified within the targeted asset class.

Investment  Objective,  Strategies,  and Risks of the T.A.  U.S.  Core  Equity 2
Portfolio

     o    Investment Objective: Long-term capital appreciation while considering federal income tax implications of investment decisions.

     o    Investment  Strategy:  Purchase a broad  portfolio  of U.S.  operating companies with an increased exposure to small capitalization and value companies.  The Portfolio intends to consider federal tax implications when making investment decisions.

     o    Principal  Risks:  Market Risk,  Small Company Risk, and Tax Advantage
          Strategy Risk.

Principal Risks

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities, and the Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Small  Company Risk:  Securities  of small  companies are often less liquid than those of large  companies.  As a result,  small  company  stocks  may  fluctuate relatively more in price.

Tax  Advantage  Strategy  Risk: An  investment  strategy that  considers the tax implications of investment decisions may alter the construction of the Portfolio and affect the Portfolio  holdings,  when  compared to those of non-tax  managed mutual funds.  The Advisor  anticipates  that  performance  of the Portfolio may deviate from that of non-tax managed mutual funds.

Other Risks

Derivatives:  Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices.  The Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market  exposure  on the  Portfolio's  uninvested  cash  pending  investment  in securities  or to maintain  liquidity to pay  redemptions.  Gains or losses from derivative  investments  may be  substantially  greater  than  the  derivatives'
original cost.

Securities Lending:  The Portfolio may lend its portfolio securities to generate additional  income.  Securities  lending involves the risk that the borrower may fail to return the  securities  in a timely  manner or at all. As a result,  the
Portfolio  may lose  money  and there may be a delay in  recovering  the  loaned securities.  The  Portfolio  also could lose  money if it does not  recover  the securities  and/or the value of the  collateral  falls,  including  the value of investments  made with cash  collateral.  Securities  lending  may have  certain
potential  adverse  tax  consequences.   See  "SECURITIES   LOANS"  for  further
information on securities lending.

Other Information

Commodity  Pool Operator  Exemption:  The Portfolio is operated by a person that has  claimed  an  exclusion  from the  definition  of the term  "commodity  pool operator" under the Commodity Exchange Act ("CEA"), and, therefore,  such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                FEES AND EXPENSES

     This table  describes the fees and expenses you may pay if you buy and hold shares of the Portfolio.

     Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee..............................................................0.22%
Other Expenses..............................................................0.16%*
                                                                            ----
Total Annual Operating Expenses.............................................0.38%
Fee Waiver and/or Expense Reimbursements....................................0.08%
                                                                            ----
Net Expenses................................................................0.30%**
                                                                            ====
__________________

*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2007.

**   Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee  and to  assume  the  Portfolio's  expenses  to the  extent necessary  to limit the  expenses to 0.30% of the  Portfolio's  average net assets on an annualized  basis (the "Expense  Limitation  Amount").  At any time that the Portfolio's annualized expenses are less than the Portfolio's
     Expense  Limitation  Amount,  described in the prior sentence,  the Advisor retains  the right to seek  reimbursement  for any fees  previously  waived and/or expenses  previously  assumed to the extent that such  reimbursement will not cause the  Portfolio's  annualized  expenses to exceed the Expense
     Limitation  Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously  waived or expenses  previously  assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee
     Waiver  and  Expense  Assumption  Agreement  will  remain in effect  for an initial  period until April 1, 2008, and then shall continue in effect from year to year thereafter,  for one-year  periods,  unless  terminated by DFA
     Investment Dimensions Group Inc. or the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                      l Year       3 Years
T.A. U.S. Core Equity 2 Portfolio ..............       $31          $114

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

Investment Objective and Policies

     The investment  objective of the Portfolio is to achieve  long-term capital appreciation  while  minimizing  federal income tax  implications  of investment decisions. The Portfolio seeks to achieve its investment objective by purchasing a broad and diverse group of common stocks of U.S.  companies  with an increased exposure  to small  capitalization  and  value  companies  relative  to the U.S.
Universe.  The Advisor  defines the "U.S.  Universe" as a market  capitalization weighted  portfolio  of U.S.  operating  companies  listed on the New York Stock
Exchange  ("NYSE"),  American Stock Exchange ("Amex") and Nasdaq National Market
("Nasdaq").  The increased exposure to small and value companies may be achieved by  decreasing  the  allocation  of the  Portfolio's  assets to the largest U.S.
growth  companies  relative to their  weight in the U.S.  Universe,  which would result  in a  greater  weight  allocation  to  small  capitalization  and  value companies.  An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization.  An equity issuer is considered a value company primarily because it has a high book value in relation to its market  capitalization.  In assessing growth and value, the Advisor may  consider  additional  factors,  such as  price-to-cash-flow  or price-to-earnings ratios, as well as economic conditions and developments in the issuer's industry.

     The  percentage  allocation of the assets of the Portfolio to securities of the largest U.S. growth  companies,  as defined above, will generally be reduced from between 5% and 35% of their  percentage  weight in the U.S.  Universe.  For example,  as of  December  31,  2006,  securities  of the  largest  U.S.  growth companies  comprised 29% of the U.S. Universe,  and if the Portfolio had been in operation, the Advisor would have allocated 8% of the Portfolio to securities of the largest U.S.  growth  companies.  The  percentage  by which the  Portfolio's allocation to securities  of the largest U.S.  growth  companies is reduced will
fluctuate  with  market  movements.   Additionally,   the  range  by  which  the
Portfolio's  percentage  allocation to the securities of the largest U.S. growth companies is reduced as compared to the U.S.  Universe  will change from time to time.

     As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of U.S. companies. If
a  Portfolio  changes  this  investment   policy,   the  Portfolio  will  notify
shareholders at least 60 days before the change, and will change the name of the
Portfolio.

     The  Portfolio  may invest in Exchange  Traded Funds  (ETFs) and  similarly structured  pooled  investments for the purpose of gaining  exposure to the U.S.
stock  market  while   maintaining   liquidity.   The  Portfolio  also  may  use
derivatives, such as futures contracts and options on futures contracts, to gain market  exposure on  uninvested  cash pending  investment  in  securities  or to maintain  liquidity to pay  redemptions.  The  Portfolio  may enter into futures contracts  and  options on futures  contracts  for U.S.  equity  securities  and indices.

Portfolio Construction

     The Portfolio will purchase  securities that are listed on the NYSE,  Amex, and Nasdaq.  The Portfolio  seeks broad  diversification  within the U.S.  stock market with a decreased allocation to the largest U.S. growth companies relative to their weight in the U.S. Universe.

     When selling  securities,  the Portfolio  typically will select the highest cost shares of the  specific  security in order to minimize the  realization  of capital  gains.  In  certain  cases,  the  highest  cost  shares  may  produce a short-term  capital gain. Since short-term  capital gains generally are taxed at higher tax rates than long-term  capital  gains,  the highest cost shares with a long-term  holding  period may be  disposed  of  instead.  The  Portfolio,  when possible,  will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied.  Additionally, the
Portfolio,  when  consistent  with its  investment  and tax  policies,  may sell securities in order to realize  capital losses.  Realized  capital losses can be
used  to  offset   realized   capital   gains,   thus  reducing   capital  gains
distributions.  The Advisor may delay  buying the stock of a company  that meets applicable market capitalization criteria in order to avoid dividend income, and may sell the stock of a company  that  meets  applicable  market  capitalization criteria in order to realize a capital loss.  Also, the Portfolio may dispose of securities  whenever the Advisor  determines that disposition is consistent with the Portfolio's tax and investment  management strategies or is otherwise in the best interest of the Portfolio. As part of its investment decisions, the Advisor may also consider the effects of holding periods and securities  lending,  among other factors, that may effect the tax characteristics of the income received.

     Although  the  Advisor  intends to manage the  Portfolio  in a manner  that considers the effects of the  realization of capital gains and taxable  dividend income each year,  the Portfolio may  nonetheless  distribute  taxable gains and dividends  to  shareholders.  Of course,  realization  of  capital  gains is not entirely  within the Advisor's  control.  Capital gains  distributions  may vary considerably from year to year; there will be no capital gains  distributions in years when the Portfolio realizes a net capital loss. Furthermore, the redeeming shareholders  will be required to pay taxes on their capital gains, if any, on a redemption of the  Portfolio's  shares,  whether paid in cash or in kind, if the amount  received on redemption  is greater than the amount of the  shareholder's tax basis in the shares redeemed.

                             PORTFOLIO TRANSACTIONS

     Securities will not be purchased or sold based on the prospects for the economy,  the securities  markets,  or the  individual  issuers whose shares are eligible for purchase.  Securities  that have  depreciated  in value since their acquisition  will not be sold solely  because  prospects  for the issuer are not considered attractive or due to an expected or realized decline in securities in general.  Securities will not be sold to realize  short-term  profits,  but when circumstances  warrant,  they may be sold  without  regard to the length of time held.  Securities,  including  those eligible for purchase,  may be disposed of, however,  at any time when, in the  Advisor's  judgment,  circumstances  warrant their sale, including,  but not limited to, tender offers,  mergers, and similar transactions,  or bids made for block purchases at opportune prices.  Generally, securities  will be purchased  with the  expectation  that they will be held for longer  than one year and will be held  until such time as they are no longer an appropriate holding in light of the investment policies of the Portfolio.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities,  such  activity is  incidental  to the  investment  objective of the
Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies,  (ii) 102% of the  current  market  value  of the  loaned  securities,  with  respect  to U.S.
securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities.  Subject to its stated investment  policies, the Portfolio may invest the  collateral  received for the loaned  securities in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by  securities  of the  U.S.  government  or its  agencies,  and registered and unregistered  money market funds. For purposes of this paragraph, agencies include both agency debentures and agency  mortgage-backed  securities.
In addition,  the  Portfolio  will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio's  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to  securities  lending.  The  Portfolio  will be  entitled  to  recall a loaned security to vote  proxies or otherwise  obtain  rights to vote proxies of loaned securities if the Portfolio knows that a material event will occur. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned  securities or only recover cash or a security of  equivalent  value.
See "OTHER  RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment  Committee  of the Advisor,  portfolio  managers,  and other  trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus,  the Investment Committee has seven members.  Investment  strategies for the Portfolio are set by the Investment Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and sell  programs,  based  on the  parameters  established  by the
Investment Committee.  Robert T. Deere, the portfolio manager for the Portfolio, coordinates  the efforts of all other  portfolio  managers  with  respect to the day-to-day  management  of the Portfolio and other  domestic  equity  portfolios managed by the Advisor.

     Mr.  Deere is a Portfolio  Manager and Vice  President of the Advisor and a
member  of the  Investment  Committee.  Mr.  Deere  received  his MBA  from  the
University  of California at Los Angeles in 1991. He also holds a BS and BA from the University of California at San Diego.  Mr. Deere joined the Advisor in 1991 and has been  responsible  for the domestic  equity  portfolios  since 1994. The
Portfolio's  SAI provides  information  about Mr.  Deere's  compensation,  other accounts managed by Mr. Deere, and Mr. Deere's ownership of Portfolio shares.

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401.

     DFA  Investment  Dimensions  Group Inc.  (the "Fund")  bears all of its own costs and expenses,  including:  services of its independent  registered  public accounting firm,  legal counsel,  brokerage  commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance  premiums,  costs  incidental  to  meetings  of its  shareholders  and directors,  the cost of filing its  registration  statements  under the  federal securities  laws and the cost of any filings  required  under  state  securities laws,  reports to  shareholders,  and transfer and dividend  disbursing  agency, administrative  services, and custodian fees. Expenses allocable to a particular portfolio  of the Fund are so  allocated.  The expenses of the Fund that are not allocable to a particular  portfolio are borne by each portfolio on the basis of its relative net assets or equally.

     The Advisor was  organized  in May 1981,  and is engaged in the business of providing  investment  management  services.  As of the date of this Prospectus, assets under management total approximately $108 billion.

     A discussion  regarding the basis for the Board of Directors' approving the investment  management agreement with respect to the Portfolio will be available in future annual or semi-annual reports to shareholders of the Portfolio.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment company under Subchapter M of the Internal  Revenue Code (the "Code").  As such, the Portfolio  generally  pays no federal  income tax on the income and gains it distributes  to  shareholders.  Dividends  from  net  investment  income  of the
Portfolio are  distributed  quarterly (on a calendar basis) and any net realized capital  gains  (after any  reductions  for  capital  loss  carry-forwards)  are distributed  at least annually after November 30. The Portfolio also may make an additional dividend  distribution from net investment income in November of each year.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects one of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Every January, each shareholder will receive a statement that shows the tax status of dividends and distributions received the previous year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after tax reporting statements are mailed  to  shareholders.  This  can  result  from the  rules  in the Code  that effectively prevent mutual funds, such as the Portfolio,  from ascertaining with certainty,  until after the calendar year end, and in some cases the Portfolio's fiscal year end, the final amount and character of  distributions  the Portfolio has received on its investments during the prior calendar year. Prior to issuing statements  to  shareholders,  the  Portfolio  makes every  effort to search for
reclassified   income  to  reduce  the  number  of  corrected  forms  mailed  to shareholders.  However, when necessary, the Portfolio will send each shareholder a corrected Form 1099-DIV to reflect reclassified information.

     If a shareholder invests in the Portfolio shortly before the record date of a taxable distribution, the distribution will lower the value of the Portfolio's shares by the amount of the  distribution  and, in effect,  the shareholder will receive some of his investment back in the form of a taxable distribution.

Taxes

     In general, if a shareholder is a taxable investor, Portfolio distributions are taxable to the  shareholder at either  ordinary  income or capital gains tax
rates.  This  is  true  whether  the  shareholder  reinvests   distributions  in
additional  Portfolio  shares or receives  them in cash.  A  distribution  of an amount in excess of the  Portfolio's  taxable  income and capital gains realized during a taxable year is treated as a non-taxable return of capital that reduces a shareholder's tax basis in Portfolio shares.

     Whether paid in cash or additional  shares and  regardless of the length of time the Portfolio's  shares have been owned by shareholders  who are subject to
U.S.  federal  income  taxes,  distributions  from  long-term  capital gains are taxable as such.  Dividends from net investment income or net short-term capital gains  will be  taxable  as  ordinary  income,  whether  received  in cash or in additional  shares.  A portion of the income dividends paid by the Portfolio may be  qualified  dividends  eligible for taxation by  individual  shareholders  at long-term  capital gains rates provided certain holding period  requirements are satisfied.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred on sale or exchange of the
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     In addition to federal income taxes,  shareholders  may be subject to state and local taxes on distributions  from the Portfolio and on gains on redemptions or  exchanges  of the  Portfolio's  shares.  Distributions  of  interest  income realized from certain  types of U.S.  government  securities  may be exempt from state personal income taxes.

     For non-U.S. investors, ordinary dividends designated as short-term capital gain  dividends and  interest-related  dividends  designated as a payment out of qualified interest income generally will not be subject to U.S. withholding tax, provided the shareholder certifies that the shareholder is a non-U.S. investor.

     The  Portfolio  is required to withhold 28% of taxable  dividends,  capital gains  distributions,  and redemption proceeds paid to shareholders who have not complied with IRS rules  concerning  taxpayer  identification  numbers.  You may avoid this  withholding  requirement  by providing and certifying on the account registration form your correct Taxpayer  Identification Number and by certifying that you are not subject to backup  withholding and are a U.S. person (including a U.S. resident alien). The Portfolio must also withhold if the IRS instructs it to do so. Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

     This discussion of "DIVIDENDS,  CAPITAL GAINS  DISTRIBUTIONS  AND TAXES" is
not intended or written to be used as tax advice.  A shareholder  should consult the SAI before making an investment.  Also,  because everyone's tax situation is unique, a shareholder  should consult his or her tax professional about federal, state,  local,  or foreign tax  consequences  before making an investment in the
Portfolio.

                               PURCHASE OF SHARES

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other  investors,  as approved from time to time by the Advisor  ("Eligible  Investors").  Eligible  Investors include employees, former employees,  shareholders,  and directors of the Advisor and the Fund, and friends  and family  members of such  persons.  All  investments  are subject to approval  of the  Advisor,  and all  investors  must  complete  and  submit  the necessary account  registration forms in good order. The Fund reserves the right to reject any initial or  additional  investment  and to suspend the offering of shares of the Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (T.A.  U.S. Core Equity 2 Portfolio).  Additional  investments  also may be made through the wire  procedure by first  notifying the Advisor.  Investors who wish to purchase shares of the Portfolio by check should send their check to DFA
Investment  Dimensions  Group Inc.,  c/o PFPC Inc.,  P.O. Box 8916,  Wilmington,
Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and the expense of, the applicant. Applicants settling in any currency  other than U.S.  dollars are advised that a delay in  processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations may also be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in  its  portfolio  as  described  in  this  Prospectus.
Securities  accepted by the Fund for exchange and Portfolio  shares to be issued in exchange will be valued as set forth under  "VALUATION OF SHARES" at the time of the  next  determination  of net  asset  value  after  such  acceptance.  All
dividends,   interests,   subscription,  or  other  rights  pertaining  to  such
securities  shall become the property of the  Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolio:  (i) trade activity  monitoring,  and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor selected trades and flows of money in and out of the  Portfolio in an effort to detect  excessive  short-term trading activities,  and for consistent  enforcement of the Trading Policy. As a result  of this  monitoring,  Dimensional  may ask a  shareholder  to stop  such activities  or refuse to  process  purchase  orders  or  exchange  orders in the shareholder's account.

     The Fund reserves the right to take the actions necessary to stop excessive or  disruptive  trading  activities,  including  refusing or canceling  purchase orders for any reason,  without prior notice,  particularly purchase orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their  agents  reserve  the  right to reject  any  purchase  request  made by an investor indefinitely if the Fund or Dimensional believe that any combination of trading activity in the accounts is potentially disruptive to the Portfolio.  In making such judgments,  the Fund and Dimensional seek to act in a manner that is consistent  with the best  interests of  shareholders.  For purposes of applying these procedures,  Dimensional may consider an investor's trading history in the
Portfolio,  and  accounts  under common  ownership,  influence,  or control.  In addition,  these procedures will not apply to a redemption  transaction in which the Portfolio distributes  portfolio securities to a shareholder in-kind,  where the  redemption  will not  disrupt the  efficient  portfolio  management  of the
Portfolio and the  redemption is consistent  with the interests of the remaining shareholders of the Portfolio.

     The ability to monitor trades that are through omnibus accounts  maintained by  financial  intermediaries,  such as 401(k) plan  administrators  and certain fee-based financial advisors  ("Intermediaries"),  is severely limited.  Omnibus accounts aggregate the transactions of underlying  shareholders,  thus making it
difficult  to  identify  individual   underlying  account  holder  activity.  In
addition,  some  Intermediaries  may be unable,  or  unwilling,  to abide by any
Fund-imposed trading or exchange restrictions. For these reasons, the procedures cannot eliminate completely the possibility of excessive short-term trading. The
Fund seeks compliance by Intermediaries with the policies by requesting that the
Intermediaries, from time to time, identify to the Fund those investors known to the  Intermediaries to have investment  horizons  inconsistent with those of the
Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

     Certain  Intermediaries  may apply frequent trading policies and procedures that are different from the policies and procedures  described above.  Investors that  invest  in the  Portfolio  through  an  Intermediary  should  contact  the
Intermediary  for  information   concerning  the  Intermediary's   policies  and
procedures.

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the  Portfolio  will  fluctuate  in  relation to its investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are  valued at the last  quoted  sale price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance  with  procedures  adopted by the Board of the Fund.
Fair value pricing may also be used if events that have a significant  effect on the value of an investment  (as  determined in the  discretion of the Investment
Committee of the Advisor) occur before the net asset value is  calculated.  When fair value pricing is used,  the prices of securities  used by the Portfolio may differ  from the quoted or  published  prices for the same  securities  on their primary markets or exchanges.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if it were to sell the security at approximately  the time at which the
Portfolio  determines  its net asset value per share.  As a result,  the sale or redemption by the  Portfolio of its shares at net asset value,  at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by the Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  ("Sub-designees") to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the  shares of the  Portfolio  will be  priced  at the  public
offering  price   calculated   after  receipt  of  the  purchase  order  by  the
Intermediary  or  Sub-designee,  as  applicable,  that is  authorized to receive purchase  orders.  If the  investor  buys  shares  through  an  Intermediary  or
Sub-designee,  the  purchase  price  will  be the  public  offering  price  next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  No reimbursement fee or sales charge is imposed on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the portfolios  available for exchanges.  There is no fee imposed  on an  exchange.  However,  the Fund  reserves  the  right to impose an administrative  fee in  order to cover  the  costs  incurred  in  processing  an exchange.  Any such fee will be  disclosed  in the  Prospectus.  An  exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the  transaction.  The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.

     Investors in the  Portfolio  may  exchange  all or part of their  Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the Portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next determined,  either: (1) where stock certificates have not been  issued,  after  receipt of a written  request for  redemption  in good order,  by the  transfer  agent (or by an  Intermediary  or a  Sub-designee,  if applicable), or (2) if stock certificates have been issued, after receipt of the stock  certificates  in good order at the office of the  transfer  agent.  "Good order"  means that the  request to redeem  shares  must  include  all  necessary documentation,  to be received in writing by the Advisor no later than the close of regular  trading  on the NYSE  (normally  1:00 p.m.  PT),  including  but not limited to: the stock  certificate(s),  if issued;  a letter of instruction or a stock  assignment  specifying  the  number  of  shares  or  dollar  amount to be redeemed,  signed  by  all  registered  owners  (or  authorized  representatives thereof)  of the  shares;  and if a Fund  does not  have on file the  authorized signatures for the account,  proof of authority and a guarantee of the signature of each registered  owner by an eligible  guarantor  institution;  and any other required supporting legal documents.  A signature guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency or savings association  who are  participants  in a  medallion  program  recognized  by the
Securities  Transfer  Association.  The three recognized  medallion programs are
Securities Transfer Agents Medallion (STAMP),  Stock Exchanges Medallion Program
(SEMP),  and New York Stock Exchange,  Inc.  Medallion  Signature Program (MSP).
Signature guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming shares for which certificates have not been issued, who have  authorized  redemption  payment by wire in writing,  may request  that redemption  proceeds  be paid in  federal  funds  wired  to the bank  they  have designated in writing.  The Fund reserves the right to send redemption  proceeds by check in its discretion; a shareholder may request overnight delivery of such check  at the  shareholder's  own  expense.  If the  proceeds  are  wired to the shareholder's  account  at a bank  that is not a member of the  Federal  Reserve
System,  there could be a delay in crediting the funds to the shareholder's bank account.  The Fund  reserves the right at any time to suspend or  terminate  the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.  The redemption of all shares in an account will result in the account being closed.  A new Account  Registration  Form will be required for future  investments.  See  "PURCHASE OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase  have  been,  or will be,  collected,  which  may take up to ten  days.
Investors  may avoid this delay by  submitting a certified  check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  stockholder, the Fund will give written notice of the redemption to the  stockholder at least sixty days before the redemption date. The stockholder will then have sixty days from the date of the  notice  to make an  additional  investment  in the Fund in order to bring the value of the shares in the account  for a specific  portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder  for shares  redeemed by the Fund under this right will be the  aggregate  net asset  value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dfaus.com,  within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio  holdings,  as of month-end, online at the Advisor's  public website,  three months  following the month-end.
Please  consult the SAI for a description  of the other  policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------

       Investment Advisor             Accounting Services, Dividend Disbursing,
                                                  and Transfer Agent
  DIMENSIONAL FUND ADVISORS LP
       1299 Ocean Avenue                             PFPC INC.
     Santa Monica, CA 90401                    400 Bellevue Parkway
    Tel. No. (310) 395-8005                    Wilmington, DE 19809
--------------------------------------------------------------------------------

           Custodian                               Legal Counsel

       PFPC TRUST COMPANY              STRADLEY, RONON, STEVENS & YOUNG, LLP
      301 Bellevue Parkway                   2600 One Commerce Square
      Wilmington, DE 19809                  Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------
           ----------------------------------------------------------

                  Independent Registered Public Accounting Firm

                           PRICEWATERHOUSECOOPERS LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                           Philadelphia, PA 19103-7042
           ----------------------------------------------------------

Other Available Information

You can find more  information  about the Fund and the  Portfolio  in the Fund's
Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

How to get these and other materials:

Request free copies from:

o    Your investment  advisor--you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The Fund--you represent an institutional  investor,  registered  investment advisor or other qualifying investor. Call collect at (310) 395-8005.

o    Access them on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                         Subject to completion, January 12, 2007

               DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 2007

     This statement of additional  information  ("SAI") relates to the shares of
DFA California  Short-Term  Municipal Bond  Portfolio (the  "Portfolio")  of DFA
Investment Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the Portfolio,  dated ____________,  2007, as amended from time to time. As of ____________,  2007, the Portfolio had not yet commenced operations, so no financial  information  is shown for the  Portfolio  in the Fund's  annual report for the fiscal year ended  November 30, 2006.  The  Prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

The information in this statement of additional  information is not complete and may be  changed.  These  securities  may  not be  sold  until  the  registration statement  filed with the Securities and Exchange  Commission is effective.  The statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors LP (the "Advisor")  serves as investment  advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled  and operated by its general  partner,  Delaware  Holdings Inc., a
Delaware  corporation.  Prior  to  November  3,  2006,  the  Advisor  was  named
Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

     The  Portfolio is  non-diversified  under the federal  securities  laws and regulations.

                             BROKERAGE TRANSACTIONS

     The  Portfolio  acquires and sells  securities  on a net basis with dealers that are major market makers in such securities. The Investment Committee of the
Advisor  selects dealers on the basis of their size,  market-making,  and credit analysis ability. When executing portfolio  transactions for the Portfolio,  the
Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolio effects transactions.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions  on these  transactions  that are greater than another  broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research  services  furnished by brokers through whom  securities  transactions  are  effected  may be  used  by the  Advisor  in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Transactions,  from time to time,  may be  placed  with  brokers  that have assisted in the sale of Fund shares. The Advisor,  however, pursuant to policies and  procedures  approved by the Board of Directors of the Fund,  is  prohibited
from  selecting  brokers  and  dealers  to  effect  the  Portfolio's   portfolio
securities  transactions  based (in whole or in part) on a broker's  or dealer's promotion  or sale of shares  issued by the  Portfolio  or any other  registered investment companies.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain  limitations that may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  borrow money, except that: (a) it may borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (5)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (6)  engage in the business of  underwriting  securities  issued by others;
          and

     (7)  concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to the  investment  limitation  described  in 4(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act), inclusive of any amounts borrowed.  With respect to any borrowings by the Portfolio,  and with respect to the investment  limitation described in 4(b)
above,  the Portfolio will segregate  assets to cover the amount borrowed by the
Portfolio.  The  Portfolio  does  not  currently  intend  to  borrow  money  for investment purposes.

     For  purposes  of  the  investment   limitation  described  in  (7)  above,
tax-exempt  securities  issued  by  governments  or  political  subdivisions  of governments are not considered to be a part of any industry.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                     INVESTMENTS IN FIXED INCOME SECURITIES

     In addition to the  securities and  investment  practices  described in the prospectus, set forth below is a description of certain types of securities that the Portfolio may purchase and certain investment  techniques that the Portfolio may use to attempt to achieve its investment objective.

Variable Rate Obligations and Demand Notes

     The  Portfolio  may invest in  variable  rate  obligations.  Variable  rate obligations have a yield that is adjusted  periodically  based on changes in the level of prevailing  interest rates.  Floating rate obligations have an interest rate  fixed  to  a  known  lending  rate,  such  as  the  prime  rate,  and  are automatically  adjusted when the known rate changes.  Variable rate  obligations lessen the capital  fluctuations  usually inherent in fixed income  investments.
This diminishes the risk of capital depreciation of investment securities in the
Portfolio and,  consequently,  of Portfolio shares.  However,  if interest rates decline, the yield of the Portfolio will decline,  causing the Portfolio and its
shareholders  to  forego  the  opportunity  for  capital   appreciation  of  the
Portfolio's investments and of their shares.

     The  Portfolio  may invest in floating rate and variable rate demand notes.
Demand notes  provide that the holder may demand  payment of the note at its par value  plus  accrued  interest  by giving  notice to the  issuer.  To ensure the ability of the issuer to make  payment  on  demand,  a bank  letter of credit or other liquidity facility may support the note.

Standby Commitments

     These  instruments,  which are  similar to a put,  give the  Portfolio  the option to obligate a broker,  dealer,  or bank to  repurchase a security held by the Portfolio at a specified price.

Tender Option Bonds

     Tender option bonds are  relatively  long-term  bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic  intervals and receive the face value of the bond.  This investment  structure  is commonly  used as a means of  enhancing  a  security's liquidity.

Structured or Indexed Securities

     The Portfolio may invest in structured or indexed securities.  The value of the principal of and/or  interest on such  securities is determined by reference to changes in the value of specific  currencies,  interest  rates,  commodities, indices or other financial  indicators (the  "Reference") or the relative change in the two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable  Reference.  The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore,  may result in a loss of the  Portfolio's  investment.  Structured or indexed securities may be positively or negatively indexed, so that appreciation of the  Reference  may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the  security  at  maturity  may be some  multiple of the change in the value of the  Reference.  Consequently,  structured  or indexed  securities  may entail a greater  degree of market  risk  than  other  types of debt  securities because the  Portfolio  bears the risk of the  Reference.  Structured or indexed securities  may  also be more  volatile,  less  liquid,  and more  difficult  to accurately price than less complex securities.

Zero Coupon Bonds

     The Portfolio may invest in zero coupon bonds.  Zero coupon bonds generally pay no cash  interest (or  dividends,  in the case of preferred  stock) to their holders prior to maturity.  Accordingly,  such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater  fluctuations of market value in response to changing  interest rates than  securities  of  comparable  maturities  and credit  quality  that pay cash interest  (or  dividends,  in the case of preferred  stock) on a current  basis.
Although the  Portfolio  will receive no payments on its zero coupon bonds prior to their maturity or  disposition,  the Portfolio will be required,  for federal income tax purposes,  generally to include in its dividends  each year an amount equal to the annual  income  that  accrues on its zero coupon  securities.  Such dividends will be paid from the cash assets of the Portfolio, from borrowings or by  liquidation  of  portfolio  securities,  if  necessary,  at a time  that the
Portfolio  otherwise  would not have done so. To the  extent  the  Portfolio  is required to  liquidate  thinly  traded  securities,  it may be able to sell such securities only at prices lower than if such securities were more widely traded.
The risks associated with holding securities that are not readily marketable may be  accentuated  at  such  time.  To the  extent  the  proceeds  from  any  such dispositions are used by the Portfolio to pay distributions,  the Portfolio will not be  able  to  purchase  additional  income-producing  securities  with  such proceeds, and as a result, its current income ultimately may be reduced.

Municipal Lease Obligations

     The Portfolio may invest in municipal lease  obligations.  These securities are sometimes considered illiquid because of the thinness of the market in which they are traded.  Under the  supervision of the Board of Directors,  the Advisor may  determine to treat  certain  municipal  lease  obligations  as liquid,  and therefore not subject to the Portfolio's 15% limit on illiquid  securities.  The factors that the Advisor may consider in making these  liquidity  determinations include:  (1) the frequency of trades and quotations  for the security;  (2) the number of dealers  willing to  purchase or sell the  security  and the number of other potential buyers;  (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades,  including the time needed to dispose of the security, the method of soliciting offers, and the mechanics  of  transfer;  and  (5)  factors  unique  to a  particular  security, including general  creditworthiness  of the issuer, the importance to the issuer of the property  covered by the lease and the likelihood that the  marketability of the securities will be maintained throughout the time the security is held by the Portfolio.

When-Issued Securities

     The Portfolio may purchase tax-exempt  securities on a "when-issued" basis.
In buying "when-issued" securities, the Portfolio commits to buy securities at a certain price even though the securities may not normally be delivered for up to
45 days. The Portfolio pays for the securities and begins earning  interest when the securities are actually delivered. As a consequence, it is possible that the market  price of the  securities  at the time of delivery may be higher or lower than the purchase  price.  It is also possible that the securities will never be issued and the commitment cancelled.

Municipal Bond Insurance

     The  Advisor  anticipates  that a  portion  of the  Portfolio's  investment portfolio will be invested in municipal  securities whose principal and interest payments are guaranteed by a top-rated  private insurance company at the time of purchase.  The Portfolio's  insurance  coverage may take one of several forms. A primary  insurance policy is purchased by a municipal  securities  issuer at the time the securities are issued.  This insurance is likely to increase the credit rating of the  securities,  as well as their  purchase price and resale value. A mutual fund insurance policy is purchased by the Portfolio and used to guarantee specific  securities  only  while  the  securities  are  held by the  Portfolio.
Finally,  a secondary  market  insurance  policy is purchased by a bond investor
(such as the  Portfolio)  or a broker after the bond has been issued and insures the bond until its maturity date.  Both primary  insurance and secondary  market insurance  are  non-cancelable  and  continue  in force  so long as the  insured security is outstanding and the respective insurer remains in business. Premiums for portfolio  insurance,  if any, would be paid from the Portfolio's assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

     Portfolio  insurance  coverage that  terminates upon the sale of an insured security by the  Portfolio,  may not improve the resale  value of the  security.
Therefore,  unless the Portfolio  elects to purchase  secondary market insurance with  respect to such  securities  or such  securities  are  already  covered by primary  insurance,  the  Portfolio  generally  will retain any such  securities insured by portfolio  insurance  that are in default or in  significant  risk of default, and will place a value on the insurance equal to the difference between the market  value of the  defaulted  security  and the  market  value of similar securities that are not in default.

     The  Portfolio is authorized to obtain  portfolio  insurance  from insurers that have obtained a  claims-paying  ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody's, including AMBAC Indemnity Corporation,
Municipal Bond Investors Assurance  Corporation and Financial Guaranty Insurance
Company.

     A Moody's  insurance  claims-paying  ability  rating is an  opinion  of the ability  of  an  insurance  company  to  repay  punctually  senior  policyholder obligations  and claims.  An insurer  with an  insurance  claims-paying  ability rating of Aaa is adjudged by Moody's to be of the best  quality.  In the opinion of Moody's,  the policy  obligations  of an insurance  company with an insurance claims-paying  ability  rating of Aaa carry the  smallest  degree of credit risk and, while the financial  strength of these companies is likely to change,  such changes  as  can be  visualized  are  most  unlikely  to  impair  the  company's fundamentally strong position. An S&P insurance  claims-paying ability rating is an assessment of an operating  insurance  company's  financial  capacity to meet obligations  under an insurance  policy in accordance with its terms. An insurer with an insurance  claims-paying  ability  rating of AAA has the highest  rating assigned  by S&P.  The  capacity  of an  insurer  so rated  to  honor  insurance contracts is adjudged by S&P to be extremely  strong and highly likely to remain so over a long period of time.

     An  insurance  claims-paying  ability  rating  by  Moody's  or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be  rendered  upon  the  review  of the  specific  insurance  contract.
Furthermore,  an  insurance  claims-paying  ability  rating  does not take  into account deductibles,  surrender or cancellation  penalties, or the timeliness of payment;  nor does it  address  the  ability  of a  company  to meet  non-policy obligations (i.e., debt contracts).

     The  assignment  of ratings by Moody's or S&P to debt issues that are fully or partially  supported by insurance  policies,  contracts,  or  guarantees is a separate  process  from the  determination  of insurance  claims-paying  ability ratings.  The  likelihood  of a timely  flow of funds  from the  insurer  to the trustee for the bondholders is a likely element in the rating  determination for such debt issues.

Participation Interests

     A  participation  interest in a municipal  security  gives the purchaser an undivided  interest  in the  municipal  obligation  in the  proportion  that the
Portfolio's  participation  interest bears to the total principal  amount of the municipal  obligation.  These  instruments may have fixed,  floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise  permissible  for purchase by the  Portfolio, the participation  interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Directors  has  determined  meets  certain quality standards, or the payment obligation otherwise will be collateralized by government  securities.  The  Portfolio  will have the  right,  with  respect to certain  participation  interests,  to demand payment,  on a specified number of days' notice, for all or any part of the Portfolio's  participation  interest in the  municipal  obligation,  plus accrued  interest.  The  Portfolio  intends to exercise its right to demand  payment only upon a default under the terms of the municipal  obligation,  or to maintain or improve the quality of its  investment portfolio.  The Portfolio will invest no more than 5 percent of the value of its assets in participation interests.

Municipal Custody Receipts

     The  Portfolio  also  may  acquire   custodial   receipts  or  certificates
underwritten  by securities  dealers or banks that evidence  ownership of future interest payments, principal payments, or both, on certain municipal securities.
The underwriter of these certificates or receipts typically  purchases municipal securities  and  deposits  the  securities  in an  irrevocable  trust or custody account with a custodian bank,  which then issues receipts or certificates  that evidence  ownership  of the  periodic  unmatured  coupon  payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal  payments have the same general attributes as zero coupon municipal securities  described  above.  Although under the terms of a custody receipt the
Portfolio would be typically  authorized to assert its rights  directly  against the issuer of the  underlying  obligation,  the  Portfolio  could be required to assert  through  the  custodian  bank  those  rights  as may exist  against  the underlying  issuers.  Thus,  in the event  the  underlying  issuer  fails to pay principal  and/or  interest  when due, the  Portfolio  may be subject to delays, expenses and risks that are greater than those that would have been  involved if the Portfolio had purchased a direct obligation of the issuer.  In addition,  in the event that the trust or custody account in which the underlying security has been  deposited is determined  to be an  association  taxable as a  corporation, instead of a non-taxable  entity, the yield on the underlying  security would be reduced in recognition of any taxes paid.

                      CALIFORNIA MUNICIPAL SECURITIES RISKS

     The Portfolio  invests  primarily in California  municipal  securities and, therefore,  its  performance  is  closely  tied  to the  ability  of  California municipal issuers to continue to make principal and interest payments.  Below is a brief  discussion  of certain  factors  that may affect  California  municipal issuers and does not purport to be a complete  description of such factors.  The financial condition of California,  its public authorities and local governments could affect the market  values of, and  therefore the net asset value per share and the interest  income of the Portfolio,  or result in the default of existing obligations, including obligations that may be held by the Portfolio.

     The information contained below is based primarily upon information derived from state official  statements,  Certified Annual Financial Reports,  state and industry trade publications, newspaper articles, other public documents relating to securities  offerings of California municipal issuers, and other historically reliable  sources.  It is only a brief summary of the complex factors  affecting the financial situation in California. It has not been independently verified by the Portfolio.  The Portfolio makes no representation or warranty  regarding the completeness or accuracy of such information.

Economic Outlook

     The  California  economy  is the  largest  among the  states and one of the largest  in  the  world.  Major  components  of the  State's  economy  are  high
technology,   trade,   entertainment,   agriculture,   manufacturing,   tourism,
construction,  and services. In early 2001,  California's economy slipped into a
recession  that  was   concentrated   in  the  State's  high  tech  sector  and,
geographically,  in the San  Francisco  Bay area.  After  healthy gains in 2004,
2005,  and early  2006,  a variety of  economic  indicators  suggests  that that economic  growth in  California  is  slowing.  The key  factors  involved in the
California  slowdown  are the same as for the nation;  that is,  declining  real estate markets and high gasoline  prices.  However,  California's  more cyclical real estate market,  which  expanded more in the boom years,  fell more than the rest of the country, and higher gasoline prices had a greater negative impact on the California economy.  Despite the ripple effects from the real estate sector, most  California  industries  outside of the real estate  sector  have  remained generally healthy.

     Adjusted for inflation,  California  economic  output grew by 4.4% in 2005, the 15th best  performance of the 50 states.  By comparison,  national  economic output grew by 3.5% over the same period.  California total personal income grew by 6.3% in 2005,  down  slightly from 6.6% growth in 2004.  California  wage and salary income gains were 6.5% and 6% over the same period.  California  personal income and wages and salaries  were 7.1% and 7.8% higher,  respectively,  in the first  quarter of 2005 than a year  earlier.  Statewide  taxable sales were 5.9%
higher in 2005 than in 2004.  Made-in-California  exports  increased  by 6.2% in
2005 and were 7.3% higher in the first quarter of 2006 than a year earlier.  The
State unemployment rate was 5.4% for 2005, down from 6.2% in 2004.

     The California  Legislative  Analyst's  Office  projects that following the summer's  sharp  slowdown,  California's  economy will partially  rebound,  with subdued  growth in 2007 but  accelerate to a more moderate pace grow by 2008 and beyond. Part of the reason for California's  anticipated  slightly below average growth rate next year is declining real estate markets and high gasoline prices.

     Wage and salary  employment  growth is projected to slow slightly from 1.8%
in 2006 to 1.3% in 2007 and 1.6% in 2008  before  returning  to 1.8% in 2009 and
2010. Personal income growth is anticipated to slow from 6.5% in 2006 to 5.4% in
2007, before rebounding 5.9% in 2008. Most of the anticipated modest slowdown in income growth  during the next two years is related to tapering  activity in the construction and  finance-related  sectors stemming from the decline in the real estate market.  Taxable sales are projected to increase by 4.6% in 2006 and 4.7%
in 2007, before rebounding to a rate of between 5.5% and 6% through 2010.

Revenues and Expenditures

     The Legislative  Analyst's  Office,  in its November 2006 California Fiscal
Outlook, noted that California's budget outlook has benefited from both a modest increase  in revenues  and a decrease in  expenditures,  and  forecast  that the current  fiscal  year will end with a reserve of nearly $3.1  billion.  However, absent any new  program  reductions  or added  revenues,  this  large  carryover reserve  is not  anticipated  to be  sufficient  to keep the  State's  budget in balance in 2007-08.

Limitation on Taxes

     Certain California municipal obligations may be obligations of issuers that rely in whole or in part,  directly or indirectly,  on ad valorem property taxes as a source of revenue.  The taxing powers of California  local  governments and districts are limited by Article XIII A of the California Constitution,  enacted by the voters in 1978 and commonly  known as  "Proposition  13."  Proposition 13 reduced and limited the future growth of property  taxes and limited the ability of local  governments  to impose  special  taxes  devoted to a specific  purpose without  two-thirds  voter approval.  Proposition  218,  another  constitutional amendment  initiative  enacted  in 1996  further  limited  the  ability of local governments  to raise taxes and fees.  Counties,  in  particular  have had fewer revenue raising options than many other local government entities,  while having to maintain many services.

Appropriations Limits

     California   and  its  local   governments   are   subject   to  an  annual
"appropriations limit" imposed by Article XIII B of the California Constitution, enacted by the voters in 1979 and  significantly  amended by Propositions 98 and
111 in 1988 and 1990,  respectively.  Proposition 98, as modified by Proposition
111,  changed State funding of public  education below the university  level and the  operation  of the  appropriations  limit,  primarily by  guaranteeing  K-14 schools a minimum amount of funding.  The  Proposition 98 guarantee is funded by local property taxes and the General Fund. Article XIII B prohibits the State or
any  covered  local   government  from  spending   "appropriations   subject  to
limitation"  in  excess of the  appropriations  limit  imposed.  "Appropriations subject to limitation"  are  authorizations  to spend "proceeds of taxes," which consist of tax  revenues,  and certain  other  funds,  including  proceeds  from regulatory  licenses,  user  charges  or other  fees,  to the  extent  that such proceeds  exceed the cost of providing the product or service,  but "proceeds of taxes" exclude most State subventions to local governments.  No limit is imposed on  appropriations of funds that are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds.

     Among the  expenditures  not included in the Article XIII B  appropriations limit  are (1) the debt  service  cost of bonds  issued or  authorized  prior to
January 1, 1979 or  subsequently  authorized by the voters,  (2)  appropriations required  to comply  with  mandates  of courts or the  federal  government,  (3)
appropriations  for certain capital outlay projects,  (4) appropriations for tax refunds,  (4)  appropriations  of revenues derived from any increase in gasoline taxes and vehicle weight fees above January 1, 1990 levels,  (5)  appropriations of certain taxes imposed by initiative,  and 6)  appropriations  made in certain cases of  emergency.  The  appropriations  limit  for each  year is based on the appropriations limit for the prior year, adjusted annually to reflect changes in per capita income and population,  and any transfers of service responsibilities between government units.

Obligations of the State of California

     Under the  California  Constitution,  debt service on  outstanding  general obligation  bonds is the second  charge to the General Fund after support of the public school system and public institutions of higher education.  The State had approximately  $37 billion  aggregate  principal amount of non-self  liquidating general  obligation bonds  outstanding and  approximately $8 billion of unissued non-self liquidating general obligation bonds as of October 1, 2006.

     On March 2, 2004,  California  voters  approved  two  measures  designed to address the cumulative budget deficit and to implement  structural reform. Under the  California  Economic  Recovery  Bond Act  (Proposition  57),  the  State is
authorized  to issue up to $15  billion  of  economic  recovery  bonds (of which
$10.896  billion  have been issued as of October  2006) to finance the  negative
General  Fund reserve as of June 30, 2004,  and other  General Fund  obligations undertaken  prior to June 30, 2004. The Balanced Budget  Amendment  (Proposition
58) restricts future long-term deficit financing and requires the State to adopt and maintain a balanced budget and to establish a reserve fund.

Other Issuers of California Municipal Obligations

     There  are a number  of State  agencies,  instrumentalities  and  political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers.  These entities are subject to various economic risks and uncertainties, and the credit quality of the securities  issued may vary  considerably from the credit quality of the obligations  backed by the full faith and credit of the State.  The State of California has no obligation with respect to any obligations or securities of a county or any of the other  participating  entities,  although  under existing legal  precedents,  the State may be obligated  to ensure that school  districts have sufficient funds to operate.

Bond Ratings

     On May 17,  2006,  Standard  and Poor's  raised its rating on  California's general  obligation  bonds from "A" to "A+." In doing so, it cited the easing of immediate  liquidity pressure on the State following the sale of long-term bonds to fund  operating  fund deficits and the State's  recent  economic  improvement accompanied  by a 2005 State budget that  continues to be reliant on substantial amounts of  long-term  borrowing.  On June 9, 2006,  Fitch  raised its rating on
California's  general  obligation  bonds  from "A" to "A+." The  rating  actions reflect  California's  improved  economic  and  revenue  performance,  and  some progress in addressing the structural imbalance, which remains large. On May 22,
2006,  Moody's raised its rating on California's  general  obligation bonds from
"A2" to "A1," citing an established recovery trend in the California economy and tax  revenues,  as well as  improved  State  budgetary  and  liquidity  outlooks
(ratings  confirmed as of December 8, 2006.) There can be no assurance that such ratings  will  be  maintained  in the  future.  It  should  be  noted  that  the creditworthiness  of  obligations  issued  by local  California  issuers  may be unrelated  to  the  creditworthiness  of  obligations  issued  by the  State  of
California,  and that  there is no  obligation  on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

     There are numerous civil actions pending against the State, which could, if decided  against  the  State,  require  the  State  to make  significant  future expenditures  and may  substantially  impair  revenues and cash flow.  It is not possible  to predict  what  impact,  if any,  such  proceedings  may have on the
Portfolio.

Other Considerations

     Substantially all of California is within an active geologic region subject
to  major  seismic  activity.   Northern  California,   in  1989,  and  southern
California,  in 1994,  experienced major earthquakes causing billions of dollars in damages.  Any  California  municipal  obligation  in the  Portfolio  could be affected by an  interruption  of  revenues  because of damaged  facilities,  or, consequently,  income  tax  deductions  for  casualty  losses  or  property  tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable  rates;  (ii) an insurer to perform on its  contracts of insurance in the event of  widespread  losses;  or (iii) the Federal or State  government  to appropriate sufficient funds within their respective budget limitations.

     The Portfolio is susceptible to political,  economic, or regulatory factors affecting  issuers  of  California  municipal  obligations.  These  include  the possible  adverse  effects  of  certain  California  constitutional  amendments, legislative  measures,  voter  initiatives  and other matters.  The  information provided is only a brief summary of the complex factors  affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate. It is based in part on information obtained  from various  State and local  agencies in  California or contained in
Official Statements for various California municipal obligations. No independent verification  has  been  made  of the  accuracy  or  completeness  of any of the preceding information.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other obligations,  payment of redemptions,  or in other  circumstances where the Advisor  believes  liquidity  is necessary or  desirable.  For example,  the
Portfolio may make cash  investments  for temporary  defensive  purposes  during periods in which market, economic, or political conditions warrant.

     The  Portfolio  may invest cash in  short-term  repurchase  agreements.  In addition,  the Portfolio may invest in short-term  fixed income  obligations and shares of affiliated and unaffiliated money market mutual funds.  Investments in money  market  mutual  funds  may  involve a  duplication  of  certain  fees and expenses.

                             DIRECTORS AND OFFICERS

     The Board of  Directors of the Fund is  responsible  for  establishing  the
Fund's policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were four Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2006.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service  providers.  There were three Performance  Committee meetings held during the fiscal year ended November 30, 2006.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office(1)
                                 and                                         Portfolios
                                 Length                                      within the DFA
                                 of         Principal Occupation During      Fund Complex(2)  Other Directorships of
Name, Address and Age  Position  Service    Past 5 Years                     Overseen         Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         84 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 58
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              84 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (14
of Chicago                                  Graduate School of Business,     companies        Portfolios).
5807 S. Woodlawn                            University of Chicago. Member
Avenue                                      of the Boards of Milwaukee
Chicago, IL 60637                           Mutual Insurance Company and
Age: 67                                     UNext Inc. Formerly, Senior
                                            Vice President, Lexecon Inc.
                                            (economics, law, strategy, and
                                            finance consulting). Formerly,
                                            President, Cardean University
                                            (division of UNext). Formerly,
                                            Trustee, First Prairie Funds
                                            (registered investment
                                            company).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         84 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management. Director, BIRR       investment
P.O. Box 208200                             Portfolio Analysis, Inc.         companies
New Haven, CT                               (software products). Partner,
06520-8200                                  Zebra Capital Management, LLC
Age: 63                                     (hedge fund manager).
                                            Formerly, Director, Hospital
                                            Fund, Inc. (investment
                                            management services).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          84 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development).
Soldiers Field                              University (since 1998).
Boston, MA 02163                            George Fisher Baker Professor
Age: 62                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director,
                                            Integrated Finance Limited
                                            (since 2002). Director, MF
                                            Risk, Inc. (risk management
                                            software) (since 2001).
                                            Director, Peninsula Banking
                                            Group (bank) (since 2003).
                                            Director, Community First
                                            Financial Group (bank holding
                                            company) (since 2003).
                                            Formerly, Co-Founder and
                                            Principal, Long-Term Capital
                                            Management.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          84 portfolios    Director, American
Platinum Grove Asset             1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Management, L.P.                            University. Managing Partner,    investment       (registered investment
Reckson Executive                           Oak Hill Capital Management      companies        companies) (37
Park                                        (private equity firm).                            Portfolios); and
1100 King Street,                           Chairman, Oak Hill Platinum                       Director, Chicago
Building 4                                  Partners (hedge fund).                            Mercantile Exchange
Rye Brook, NY 10573                         Director, Chicago Mercantile                      Holdings Inc.
Age: 66                                     Exchange. Consultant, Arbor
                                            Investors. Formerly, Director,
                                            Smith Breeden Family of Funds.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            84 portfolios    Director, HNI
Graduate School of               2000       Professor of Accounting,         in 4             Corporation (formerly
Business, University                        Graduate School of Business,     investment       known as HON
of Chicago                                  University of Chicago.           companies        Industries Inc.)
5807 S. Woodlawn                            Formerly, Marvin Bower Fellow,                    (office furniture) and
Avenue                                      Harvard Business School (9/01                     Director, Ryder System
Chicago, IL 60637                           to 8/02).                                         Inc. (transportation).
Age: 53
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

------------------- -------------- -------------- ------------------------------ -------------- ----------------------
                                                                                  Portfolios
                                      Term of                                     within the
                                     Office(1)                                     DFA Fund        Other Directorships
Name, Address and                   and Length     Principal Occupation During     Complex(2)      of Public Companies
       Age           Position       of Service          Past 5 Years               Overseen              Held
------------------- -------------- -------------- ------------------------------ -------------- ----------------------
David G. Booth      Chairman,      Since 1981     Chairman, Director/Trustee,    84
1299 Ocean Avenue   Director,                     President, Chief Executive     portfolios
Santa Monica, CA    President,                    Officer, and Chief             in 4
90401               Chief                         Investment Officer             investment
Age: 59             Executive                     (beginning in 2003) of the     companies
                    Officer, and                  following companies:
                    Chief                         Dimensional Fund Advisors
                    Investment                    LP, DFA Securities Inc.,
                    Officer                       Dimensional Fund Advisors
                                                  Canada Inc., Dimensional
                                                  Emerging Markets Value Fund
                                                  Inc., DFAIDG, DIG, and The
                                                  DFA Investment Trust
                                                  Company. Chairman, Director,
                                                  President, Chief Executive
                                                  Officer, and Chief
                                                  Investment Officer  of
                                                  Dimensional Holdings Inc.
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. and formerly
                                                  Chief Investment Officer.
                                                  Director, President, and
                                                  Chief Investment Officer
                                                  (beginning in 2003) of DFA
                                                  Australia Limited. Formerly,
                                                  Director of Dimensional
                                                  Funds PLC. Limited Partner,
                                                  Oak Hill Partners. Director,
                                                  University of Chicago
                                                  Business School. Formerly,
                                                  Director, SA Funds
                                                  (registered investment
                                                  company). Formerly, Director
                                                  of Assante Corporation
                                                  (investment management).
------------------- -------------- -------------- ------------------------------ -------------- ----------------------
Rex A. Sinquefield  Director       Since 1981     Director/Trustee (and prior    84
The Show Me                                       to 2006, Chairman, and prior   portfolios
Institute                                         to 2003, Chief Investment      in 4
7777 Bonhomme                                     Officer) of the following      investment
Ave., Ste. 2150                                   companies: Dimensional Fund    companies
St. Louis, MO                                     Advisors LP, Dimensional
63105                                             Emerging Markets Value Fund
Age: 62                                           Inc., DFAIDG, DIG, and The
                                                  DFA Investment Trust
                                                  Company. Director of
                                                  Dimensional Holdings Inc.
                                                  Prior to 2006, Director (and
                                                  prior to 2003, Chief
                                                  Investment Officer) of DFA
                                                  Australia Limited and DFA
                                                  Securities Inc. Prior to
                                                  2006, Director of
                                                  Dimensional Fund Advisors
                                                  Ltd., Dimensional Funds PLC,
                                                  and Dimensional Fund
                                                  Advisors Canada Inc.
                                                  Trustee, St. Louis
                                                  University. Life Trustee and
                                                  Member of Investment
                                                  Committee, DePaul
                                                  University. Director, The
                                                  German St. Vincent Orphan
                                                  Home. Member of Investment
                                                  Committee, Archdiocese of
                                                  St. Louis. Director, St.
                                                  Louis Art Institute.
                                                  President and Director, The
                                                  Show Me Institute.
------------------- -------------- -------------- ------------------------------ -------------- ----------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2006 is set
forth in the chart below.

-------------------------------------------- ----------------------------------- -----------------------------------
                                                                                  Aggregate Dollar Range of Shares
                                                                                   Owned in All Funds Overseen by
                                              Dollar Range of Portfolio Shares    Director in Family of Investment
                   Name                                    Owned                             Companies
-------------------------------------------- ----------------------------------- -----------------------------------
Disinterested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
George M. Constantinides                                    None                               [None]
-------------------------------------------- ----------------------------------- -----------------------------------
John P. Gould                                               None                               [None]
-------------------------------------------- ----------------------------------- -----------------------------------
Roger G. Ibbotson                                           None                               [None]
-------------------------------------------- ----------------------------------- -----------------------------------
Robert C. Merton                                            None                               [None]
-------------------------------------------- ----------------------------------- -----------------------------------
Myron S. Scholes                                            None                          [$10,001-50,000]
-------------------------------------------- ----------------------------------- -----------------------------------
Abbie J. Smith                                              None                               [None]
-------------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------- ----------------------------------- -----------------------------------
Interested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
David G. Booth                                              None                          [Over $100,000]
-------------------------------------------- ----------------------------------- -----------------------------------
Rex A. Sinquefield                                          None                          [Over $100,000]
-------------------------------------------- ----------------------------------- -----------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2006 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  served as  investment advisor during that same fiscal year.  The table also provides the  compensation paid by the Fund to the Fund's  Chief  Compliance  Officer  for the fiscal  year ended November 30, 2006.

                                                                                           Total
                                                       Pension or                    Compensation from
                                                       Retirement      Estimated       Funds and DFA
                                      Aggregate       Benefits as        Annual      Fund Complex Paid
                                    Compensation        Part of       Benefit upon           to
  Name and Position                from the Fund*       Expenses       Retirement        Directors+

George M. Constantinides......         $_____             N/A             N/A             $130,000
  Director
John P. Gould.................         $_____             N/A             N/A             $130,000
  Director
Roger G. Ibbotson.............         $_____             N/A             N/A             $137,500
  Director
Robert C. Merton..............         $_____             N/A             N/A             $130,000
  Director
Myron S. Scholes..............         $_____             N/A             N/A             $130,000
  Director
Abbie J. Smith................         $_____             N/A             N/A             $130,000
  Director
Christopher S. Crossan........         $_____             N/A             N/A               N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2006 is as  follows:  $130,000  (Mr.  Gould),  $137,500  (Mr.
     Ibbotson); $130,000 (Mr. Merton); and $130,000 (Ms. Smith). A disinterested
     Director's deferred compensation will be distributed at the earlier of: (a)
     January in the year after the disinterested Director's resignation from the
     Boards of Directors/Trustees  of the DFA Funds, or death or disability,  or
     (b) five  years  following  the  first  deferral,  in such  amounts  as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general  obligations of the
     DFA Funds, payable out of the general assets and property of the DFA Funds.

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following
entities:   Dimensional  Fund  Advisors  LP,  Dimensional   Holdings  Inc.,  DFA
Securities Inc., the Fund, Dimensional Investment Group Inc., The DFA Investment
Trust Company, and Dimensional  Emerging Markets Value Fund Inc.  (collectively, the "DFA Entities").

------------------------------ ---------------------- ---------- -----------------------------------------------------
                                                      Term of
                                                      Office(1)
                                                        and
                                                       Length
                                                        of
        Name and Age                 Position          Service         Principal Occupation During Past 5 Years
------------------------------ ---------------------- ---------- -----------------------------------------------------
M. Akbar Ali                   Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 34                                               2005       Manager of Dimensional Fund Advisors LP (since
                                                                 August 2002). Formerly, Graduate Student at the
                                                                 University of California, Los Angeles (August 2000
                                                                 to June 2002); Senior Technology Office at JPMorgan
                                                                 Chase & Co. (February 1997 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darryl Avery                   Vice President         Since      Vice President of all the DFA Entities. From June
Age: 39                                               2005       2002 to January 2005, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
                                                                 Formerly, institutional client service and
                                                                 marketing representative for Metropolitan West
                                                                 Asset Management (February 2001 to February 2002);
                                                                 institutional client service and marketing
                                                                 representative for Payden & Rygel (June 1990 to
                                                                 January 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown               Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 39                        Assistant Secretary    2001       DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd., and Dimensional Fund Advisors
                                                                 Canada Inc. Legal counsel for Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark               Vice President         Since      Vice President of all the DFA Entities. April 2001
Age: 34                                               2004       to April 2004, Portfolio Manager of Dimensional
                                                                 Fund Advisors LP. Formerly, Graduate Student at the
                                                                 University of Chicago (September 1998 to March
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan         Vice President and     Since      Vice President of all the DFA Entities. Formerly,
Age: 40                        Chief Compliance       2004       Senior Compliance Officer, INVESCO Institutional,
                               Officer                           Inc. and its affiliates (August 2000 to January
                                                                 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
James L. Davis                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                               1999       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert T. Deere                Vice President         Since      Vice President of all the DFA Entities and DFA
Age: 48                                               1994       Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 36                                               2001       April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice             Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 41                        Assistant Secretary    1998       DFA Entities and DFA Australia Limited. Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 45                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker            Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 35                                               2004       April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 44                                               2001       Professor and Associate Dean of the Leventhal
                                                                 School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Henry F. Gray                  Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson             Vice President and     Since      Vice President of all the DFA Entities. Formerly,
Age: 32                        Fund Controller        2005       Senior Manager at PricewaterhouseCoopers LLP (July
                                                                 1996 to April 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kevin B. Hight                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 38                                               2005       Regional Director of Dimensional Fund Advisors LP
                                                                 (since March 2003 to March 2005). Formerly, Vice
                                                                 President and Portfolio Manager for Payden & Rygel
                                                                 (July 1999 to February 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christine W. Ho                Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                               2004       April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon                   Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 32                                               2004       April 2004, counsel of Dimensional Fund Advisors
                                                                 LP. Formerly, an Associate at Gibson, Dunn &
                                                                 Crutcher LLP (September 1997 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick M. Keating             Vice President         Since      Vice President of all the DFA Entities and Chief
Age: 51                                               2003       Operating Officer, Dimensional Fund Advisors LP.
                                                                 Director and Vice President, Dimensional Fund
                                                                 Advisors Canada Inc. Formerly, Director, President
                                                                 and Chief Executive Officer, Assante Asset
                                                                 Management Inc. (October 2000 to December 2002);
                                                                 Director, Assante Capital Management (October 2000
                                                                 to December 2002); President and Chief Executive
                                                                 Officer, Assante Capital Management (October 2000
                                                                 to April 2001); Executive Vice President, Assante
                                                                 Corporation (May 2001 to December 2002); Director,
                                                                 Assante Asset Management Ltd. (September 1997 to
                                                                 December 2002); President and Chief Executive
                                                                 Officer, Assante Asset Management Ltd. (September
                                                                 1998 to May 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich             Vice President         Since      Vice President of all the DFA Entities. From April
Age: 34                                               2004       2001 to April 2004, Portfolio Manager for
                                                                 Dimensional Fund Advisors LP. Formerly, a trader at
                                                                 Lincoln Capital Fixed Income Management (formerly
                                                                 Lincoln Capital Management Company).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael F. Lane                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 39                                               2004       Vice President of Advisor Services at TIAA-CREF
                                                                 (July 2001 to September 2004); AEGON, President,
                                                                 Advisor Resources (September 1994 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Juliet H. Lee                  Vice President         Since      Vice President of all the DFA Entities. Human
Age: 35                                               2005       Resources Manager of Dimensional Fund Advisors LP
                                                                 (since January 2004). Formerly, Assistant Vice
                                                                 President for Metropolitan West Asset Management
                                                                 LLC (February 2001 to December 2003) and Director
                                                                 of Human Resources for Icebox, LLC (March 2000 to
                                                                 February 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Natalie Maniaci                Vice President         Since      Vice President of all the DFA Entities. Counsel of
Age: 37                                               2005       Dimensional Fund Advisors LP (since July 2003).
                                                                 Formerly, Associate at Gibson Dunn & Crutcher LLP
                                                                 (October 1999 to July 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Heather E. Mathews             Vice President         Since      Vice President of all the DFA Entities and
Age: 36                                               2004       Dimensional Fund Advisors Ltd. Prior to April 2004,
                                                                 Portfolio Manager for Dimensional Fund Advisors LP.
                                                                 Formerly, Graduate Student at Harvard University
                                                                 (August 1998 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David M. New                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 46                                               2003       Client Service Manager of Dimensional Fund Advisors
                                                                 LP. Formerly, Director of Research, Wurts and
                                                                 Associates (investment consulting firm) (December
                                                                 2000 to June 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell            Vice President and     Vice       Vice President and Secretary of all the DFA
Age: 42                        Secretary              President  Entities. Vice President and Assistant Secretary of
                                                      since      DFA Australia Limited. Director, Vice President and
                                                      1997 and   Secretary of Dimensional Fund Advisors Ltd. (since
                                                      Secretary  February 2002, April 1997, and May 2002,
                                                      since      respectively). Vice President and Secretary of
                                                      2000       Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Funds PLC. Formerly, Assistant
                                                                 Secretary of all DFA Entities and Dimensional Fund
                                                                 Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Sonya K. Park                  Vice President         Since      Vice President of all the DFA Entities. From
Age: 33                                               2005       February 2002 to January 2005, institutional client
                                                                 service representative of Dimensional Fund Advisors
                                                                 LP. Formerly, Associate Director at Watson
                                                                 Pharmaceuticals Inc. (January 2001 to February
                                                                 2002); Graduate student at New York University
                                                                 (February 2000 to December 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David A. Plecha                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 44                                               1993       Australia Limited and Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto             Vice President         Since      Vice President of all the DFA Entities. Research
Age: 39                                               2002       Associate for Dimensional Fund Advisors LP (June
                                                                 2000 to April 2002). Research scientist (August
                                                                 1998 to June 2000), California Institute of
                                                                 Technology.
------------------------------ ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez            Vice President         Since      Vice President of all the DFA Entities. From August
Age: 34                                               2005       2004 to July 2005, institutional client service
                                                                 representative of Dimensional Fund Advisors LP
                                                                 Formerly, Financial Services Analyst, Cato
                                                                 Institute (September 2001 to June 2004); Book
                                                                 Review Editor, Cato Journal, Cato Institute (May
                                                                 1996 to June 2004); and Assistant Director, Project
                                                                 on Global Economic Liberty, Cato Institute (January
                                                                 1996 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael T. Scardina            Vice President,        Since      Vice President, Chief Financial Officer, and
Age: 50                        Chief Financial        1993       Treasurer of all the DFA Entities, DFA Australia
                               Officer, and                      Limited, Dimensional Fund Advisors Ltd., and
                               Treasurer                         Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Fund Advisors Ltd. (since February
                                                                 2002) and Dimensional Funds PLC (since January
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David E. Schneider             Vice President         Since      Vice President of all the DFA Entities. Currently,
Age: 60                                               2001       Director of Institutional Services. Prior to 2001,
                                                                 Regional Director of Dimensional Fund Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Grady M. Smith                 Vice President         Since      Vice President of all the DFA Entities. From August
Age: 50                                               2004       2001 to April 2004, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP Formerly, Principal of
                                                                 William M. Mercer, Incorporated (July 1995 to June
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder                 Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 43                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 58                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman             Vice President         Since      Vice President of all the DFA Entities and Director
Age: 33                                               2004       and Vice President of Dimensional Fund Advisors
                                                                 Canada Inc. Prior to April 2002, Regional Director
                                                                 of Dimensional Fund Advisors LP Formerly, Vice
                                                                 President and General Manager of Assante Global
                                                                 Advisors (July 2000 to April 2002); Vice President
                                                                 of Assante Asset Management Inc. (March 2000 to
                                                                 July 2000); and Private Client Manager at Loring
                                                                 Ward Investment Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Karen E. Umland                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 40                                               1997       Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                 and Dimensional Fund Advisors Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw               Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 48                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington           Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 55                                               1997       Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler              Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 61                                               2001       2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors LP
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

     Because the  Portfolio  has not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                            SERVICES TO THE PORTFOLIO

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolio  pays  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate assets in the Fund Complex,  which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

..0110% of the Fund Complex's first $50 billion of average net assets;
..0085% of the Fund Complex's next $25 billion of average net assets; and
..0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to the  Portfolio  under the fee schedule are  allocated to the
Portfolio  based on the Portfolio's pro rata portion of the aggregate net assets of the Fund Complex.

     The Portfolio is also subject to a monthly base fee of $1,666.

     The Portfolio  also pays separate fees to PFPC with respect to the services
PFPC provides as transfer agent and dividend disbursing agent.

     PFPC Trust Company, 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the custodian for the Portfolio.  The custodian  maintains a separate account or accounts for the Portfolio;  receives,  holds, and releases portfolio securities on account of the Portfolio;  make receipts and disbursements of money on behalf of the  Portfolio;  and  collects  and  receives  income and other  payments and distributions on account of the Portfolio's portfolio securities.

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

     PricewaterhouseCoopers  LLP is the independent registered public accounting firm to the Fund and audits the annual  financial  statements  of the Fund.  Its address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA
19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment  advisor to the Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolio  had not  yet  commenced  operations,  so the
Portfolio has not paid any management fees.

                                PORTFOLIO MANAGER

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and  sell  programs  based  on the  parameters  established  by the
Investment  Committee.  David A.  Plecha,  the  portfolio  manager for the fixed income portfolios, including the Portfolio, coordinates the efforts of all other portfolio managers with respect to the day-to-day management of the fixed income portfolios. Because the Portfolio had not commenced operations prior to the date of this SAI, Mr. Plecha does not own any shares of the Portfolio.

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the portfolio or other accounts that the portfolio  managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications  in  compensation  as deemed  necessary to reflect  changes in the market. Each portfolio manager's compensation consists of the following:

     o    Base salary. Each portfolio manager is paid a base salary. The Advisor considers  the factors  described  above to determine  each  portfolio manager's base salary.

     o    Semi-Annual  Bonus.  Each portfolio  manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of the Advisor's stock as determined from time to time by the Board of Directors of the Advisor or its delegees.  Portfolio  managers also participate in benefit and retirement plans and other programs available generally to all employees.

     In addition to the Portfolio, the portfolio manager manages: (i) other U.S.
registered  investment  companies  advised or sub-advised  by the Advisor;  (ii)
other pooled investment  vehicles that are not U.S. registered mutual funds; and
(iii) other accounts managed for  organizations  and individuals.  The following table  sets  forth  information  regarding  the  total  accounts  for  which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

             Number of Accounts Managed and Total Assets by Category
                             as of November 30, 2006

     o    __ U.S.  registered  mutual funds with $______ million in total assets under management.
     o    __  unregistered  pooled  investment  vehicles with $_____  million in total assets under management.
     o    __ other accounts with $____ million in total assets under management.

     None of the U.S.  registered mutual funds,  unregistered  pooled investment vehicles,  and other accounts managed by the portfolio manager are subject to an advisory  fee  that  is  based  on  the  performance  of the  respective  funds, investment vehicles, or accounts

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

     o    Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio  manager devoting unequal time and attention to the management of each portfolio and/or Account.  The Advisor seeks to manage  such  competing  interests  for the time and  attention  of portfolio  managers by having portfolio managers focus on a particular investment  discipline.  Most Accounts managed by a portfolio  manager are  managed  using  the  same  investment  models  that  are  used in connection with the management of the portfolios.

     o    Investment  Opportunities.  It is  possible  that at  times  identical securities  will be held by more than one  portfolio  and/or  Account.
          However,  positions  in the same  security  may vary and the length of time that any  portfolio or Account may choose to hold its  investment in the  same  security  may  likewise  vary.  If a  portfolio  manager identifies a limited  investment  opportunity that may be suitable for more than one  portfolio  or Account,  a portfolio  may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible  portfolios  and Accounts.
          To deal with these situations,  the Advisor has adopted procedures for allocating  portfolio  transactions  across  multiple  portfolios  and
          Accounts.

     o    Broker  Selection.  With respect to  securities  transactions  for the portfolios the Advisor  determines which broker to use to execute each order,  consistent  with the Advisor's  duty to seek best execution of the  transaction.  However,  with respect to certain Accounts (such as separate  accounts),  the  Advisor  may be limited by the client  with respect to the  selection  of brokers or may be  instructed  to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for a portfolio and another Account that may  temporarily  affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

     o    Performance-Based   Fees.  For  some  Accounts,  the  Advisor  may  be
          compensated  based on the  profitability of the Account,  such as by a
          performance-based   management  fee.  These   incentive   compensation
          structures  may create a conflict  of interest  for the  Advisor  with regard to Accounts  where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities  preferentially  to the  Accounts  where the Advisor  might share in investment gains.

     o    Investment in a Portfolio.  A portfolio  manager or his/her  relatives may invest in a portfolio  that he or she  manages and a conflict  may arise where he or she may  therefore  have an  incentive  to treat the portfolio in which the portfolio  manager or his/her  relatives invest preferentially  as compared to other  portfolios or Accounts for which they have portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this  SAI had not  commenced  operations  as of  ____________,  2007.  The  Fund generally  offers shares of the Portfolio  only to  institutional  investors and clients of registered investment advisers.

                                 CODES OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by the  Portfolio  unless the access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend,  redemption liquidation, and other rights and preferences as the other class of shares of the Portfolio.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders would be entitled to receive,  on a per class basis,  the assets of the  particular  portfolio  whose shares  they  own,  as  well  as  a  proportionate  share  of  Fund  assets  not attributable to any particular portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special  meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter,  including  the  removal  of one or more  directors.  Shareholders  will receive  shareholder  communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of the date of this SAI.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The  Fund  or its  transfer  agent  may,  from  time  to  time,  appoint  a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders  and  funds  from  certain  investors.  With  respect  to  purchases  and redemptions  through  a  sub-transfer  agent,  the Fund  will be  deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of a Portfolio  will be priced at the public  offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the  Portfolio.  Unless  your  investment  in the  Portfolio  is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income--in general

     The  Portfolio  receives  income  generally  in the form of interest on its investments.  This  income,  less  expenses  incurred  in  the  operation  of  a
Portfolio,   constitutes  the  Portfolio's  net  investment  income  from  which dividends, consisting generally of either exempt-interest or taxable income, may be paid to you.

Exempt-Interest Dividends

     By meeting certain requirements of the Code, the Portfolio qualifies to pay exempt-interest  dividends to  shareholders.  These  dividends  are derived from interest  income exempt from regular  federal  income tax and are not subject to regular federal income tax when they are paid to  shareholders.  Exempt-interest dividends that are excluded from federal  taxable income may still be subject to the federal alternative minimum tax. See the discussion below under the heading,
"Alternative Minimum Tax."

     For   shareholders   who  are  recipients  of  Social  Security   benefits,
exempt-interest  dividends are includable in computing  "modified adjusted gross income" for purposes of determining the amount of Social Security  benefits,  if any,  that is required to be included  in gross  income.  The maximum  amount of
Social Security benefits that may be included in gross income is 85%.

Dividends from Taxable Income

     The Portfolio may earn taxable income from many sources,  including  income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions,  and ordinary income from the sale of  market  discount  bonds.  If you are a taxable  investor,  any distributions  by the  Portfolio  from such  income  will be  taxable  to you as ordinary income, whether you receive them in cash or in additional shares.

Capital Gain Distributions

     The Portfolio may derive capital gain and loss in connection  with sales or other dispositions of its portfolio  securities.  Distributions derived from the excess of net  short-term  capital gain over net long-term  capital loss will be taxable to you as  ordinary  income.  Distributions  paid from the excess of net long-term  capital gain over net short-term  capital gain will be taxable to you as long-term  capital gain,  regardless of how long you have held your shares in the  Portfolio.  Any net  short-term  or long-term  capital gain realized by the
Portfolio  (net of any capital loss  carryovers)  generally  will be distributed once each year, and may be distributed more frequently,  if necessary,  in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Returns of Capital

     If the  Portfolio's  distributions  exceed its  taxable  income and capital gains realized during a taxable year, all or a portion of the distributions made in the same  taxable  year may be  recharacterized  as a return  of  capital  to shareholders.  A return of capital  distribution  will generally not be taxable, but will reduce each  shareholder's  cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends to elect to be treated  as a  regulated  investment company  under  Subchapter M of the Code,  and intends to so qualify  during the current fiscal year. As a regulated  investment company, the Portfolio generally pays no federal  income tax on the income and gains it  distributes  to you. The
Board  of  Directors  of the Fund  reserves  the  right  not to  distribute  the
Portfolio's net long-term  capital gain or not to maintain the  qualification of the Portfolio as a regulated  investment  company if it determines such a course of action to be beneficial  to  shareholders.  If net long-term  capital gain is retained,  the Portfolio would be taxed on the gain, and  shareholders  would be notified  that they are  entitled  to a credit or refund for the tax paid by the
Portfolio.  If the Portfolio fails to qualify as a regulated investment company, the Portfolio would be subject to federal,  and possibly state,  corporate taxes on its  taxable  income and  gains,  and  distributions  to you will be taxed as dividend income to the extent of the Portfolio's earnings and profits.

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts:

     o    98% of its taxable ordinary income earned during the calendar year;
     o    98% of its  capital  gain net income  earned  during the twelve  month period ending October 31; and
     o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

     The Portfolio  intends to declare and pay these  distributions  in December
(or to pay them in  January,  in which case you must treat them as  received  in
December),  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Because the income of the Portfolio is derived  primarily from  investments earning interest,  rather than from dividend income,  generally income dividends paid by the Portfolio will not be eligible for the corporate  dividends-received deduction.

     For  shareholders  subject to tax,  redemptions  and exchanges of Portfolio shares are taxable  transactions  for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital  asset,  the gain or loss that he  realizes  will be capital gain or loss.

     Any loss  incurred  on the  redemption  or  exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.

Wash Sales

     All or a  portion  of  any  loss  that  a  shareholder  realizes  upon  the redemption of the  Portfolio's  shares will be disallowed to the extent that the shareholder  purchases  other shares in the Portfolio  (through  reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the  shareholder's  tax basis in the new shares purchased by the shareholder.

Alternative Minimum Tax

     Interest on certain  private  activity  bonds,  while  exempt from  regular federal income tax, is a preference item for shareholders when determining their federal  alternative  minimum tax.  Private activity bond interest could subject shareholders to or increase their liability  under federal  alternative  minimum taxes,  depending on their personal or corporate tax position.  If  shareholders are a person defined in the Code as a "substantial user" (or person related to a user) of a facility  financed by private  activity  bonds,  shareholders  should consult with their tax advisor before buying shares of the Portfolio.

Loss of Status of Securities as Tax-Exempt

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security,  as well as Portfolio  distributions  derived from this  interest,  to become taxable,  perhaps  retroactively to the date the security was issued.  In such a case,  the  Portfolio  may be  required  to report to the IRS and send to shareholders  amended  Forms  1099 for a prior  taxable  year in order to report additional  taxable income.  This, in turn,  could require  shareholders to file amended  federal and state  income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

     States grant  tax-free  status to  dividends  paid to  shareholders  of the
Portfolio from interest earned on certain U.S. government securities, subject in some states to minimum investment and reporting requirements that must be met by the Portfolio. The rules on exclusion of this income are different for corporate shareholders.

     The Portfolio may invest in complex  securities and such investments may be subject to numerous  special and  complicated  tax rules.  These rules could (i)
affect  whether  gains or losses  recognized  by the  Portfolio  are  treated as ordinary  income or capital gain,  (ii)  accelerate the recognition of income to the Portfolio,  and/or (iii) defer the Portfolio's  ability to recognize losses.
In turn, these rules may affect the amount,  timing,  or character of the income distributed to a shareholder by the Portfolio.

Non-U.S. Investors

     Non-U.S.  investors may be subject to U.S.  withholding  and estate tax and are subject to special U.S. tax certification  requirements.  Non-U.S. investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by the Portfolio, subject to certain exemptions for dividends  designated  as  exempt-interest  dividends,  capital gain  dividends, short-term  capital gain dividends and  interest-related  dividends as described below.  However,  notwithstanding  such exemptions from U.S.  withholding at the source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio  shares,  will be subject to backup withholding at a rate of 28% if you fail to properly  certify that you are not a
U.S. person.

     Exempt-interest  dividends. In general,  exempt-interest  dividends are not subject to U.S. withholding tax.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related   dividends.   Interest-related   dividends  paid  by  the
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation  or  partnership  in which the Portfolio is a 10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income  dividend  that is  designated  by the  Portfolio as an  interest-related dividend  may be more or less  than the  amount  that is so  qualified.  This is because the  designation  is based on an estimate of the  Portfolio's  qualified interest  income for its entire fiscal year,  which can only be determined  with exactness at fiscal year end. As a consequence,  the Portfolio may over withhold a small amount of U.S. tax from a dividend  payment.  In this case, the non-U.S.
investor's  only  recourse  may be  either  to  forgo  recovery  of  the  excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital  gain  dividends  for  non-U.S.  investors.  It  may  not be practical  in every  case for the  Portfolio  to  designate,  and the  Portfolio
reserves  the  right  in  these  cases  to  not  designate,   small  amounts  of
interest-related  or  short-term  capital  gain  dividends.   Additionally,  the
Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

     Other income and effectively  connected income.  Ordinary dividends paid by
the  Portfolio  to  non-U.S.   investors  on  the  income  earned  on  portfolio
investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding tax. If you hold your Portfolio  shares in connection  with a U.S.  trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000 statutory estate tax credit. A partial exemption from U.S estate tax may apply to stock in the Portfolio  held by the estate of a  nonresident  decedent.
The amount  treated as exempt is based upon the proportion of the assets held by the Portfolio at the end of the quarter  immediately  preceding  the  decedent's death  that  are  debt  obligations,  deposits,  or other  property  that  would generally be treated as situated  outside the United  States if held directly by the  estate.  Transfers  by  gift  of  shares  of the  Portfolio  by a  non-U.S.
shareholder  who is a nonresident  alien  individual will not be subject to U.S.
federal gift tax. The tax  consequences  to a non-U.S.  shareholder  entitled to claim the  benefits  of an  applicable  tax treaty may be  different  from those described  herein.  Non-U.S.  shareholders  are urged to  consult  their own tax advisers  with  respect  to  the  particular  tax  consequences  to  them  of an investment in the Portfolio, including the applicability of foreign tax.

     Sunsetting of  provisions.  The  provisions  dealing with  interest-related dividends and short-term  capital gain  dividends  that are discussed  above are scheduled to sunset for Portfolio  taxable years  beginning  after  December 31,
2007.  The  provisions  creating a partial  exemption  from U.S.  estate tax are scheduled  to sunset on December  31,  2007.  Unless these rules are extended or made permanent before the sunset provisions become effective, non-U.S. investors will again be subject to nonresident withholding taxes on any ordinary dividends
(including  short-term  capital gain dividends)  that they receive,  and will no longer be eligible for a reduction in their U.S. estate tax.

     U.S. tax certification rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     The  Portfolio  will inform  shareholders  of the amount and  character  of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such  distributions  shortly after the close of each  calendar  year.  Shareholders  who have  not held  shares  of the
Portfolio a full year may have  designated  and  distributed to them as ordinary income, qualified dividends, or capital gain, a percentage of income that is not equal to the  actual  amount of such  income  earned  during the period of their investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of Directors  of the Fund have  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee may designate  one or more of its members to oversee  specific,  ongoing  compliance with respect to the Voting  Policies and may  designate  other  personnel of the
Advisor to vote proxies on behalf of the  Portfolio,  including  all  authorized traders of the Advisor.

     The Advisor votes proxies in a manner consistent with the best interests of the Portfolio. Generally, the Advisor analyzes proxy statements on behalf of the
Portfolio in accordance with the Voting Policies and the Voting Guidelines. Most proxies  that  the  Advisor  receives  will be  voted  in  accordance  with  the
predetermined  Voting  Guidelines.   Since  nearly  all  proxies  are  voted  in
accordance with the Voting Guidelines, it normally will not be necessary for the
Advisor  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Advisor  during the proxy voting process.  However,  the Proxy Policies do address the procedures to be  followed  if a conflict of interest  arises  between  the  interests  of the
Portfolio and the interests of the Advisor or its  affiliates.  If an Investment
Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose  the  conflict  to an  Independent  Director  of the  Fund's  Board  of
Directors  and  vote  the  proxy  in  accordance  with  the  direction  of  such
Independent Director.

     The Voting Guidelines  summarize the Advisor's  positions on various issues and give a general  indication  as to how the Advisor  will vote proxies on each issue.  The Advisor  will usually  vote  proxies in  accordance  with the Voting
Guidelines.  However,  the Advisor  reserves  the right to vote  certain  issues counter  to the  Voting  Guidelines  if,  after a review  of the  matter  (which analysis  will  be  documented  in  writing),  the  Advisor  believes  that  the
Portfolio's  best interests would be served by such vote. To the extent that the
Voting Guidelines do not address a potential voting issue, the Advisor will vote on such  issue in a manner  that is  consistent  with the  spirit of the  Voting
Guidelines  and that the Advisor  believes  would be in the best interest of the
Portfolio.  Pursuant to the Voting  Guidelines,  the Advisor generally votes for matters such as: (i) routine  business  decisions  (such as stock  splits,  name changes  and  setting  the  number of  directors);  (ii)  reverse  anti-takeover amendments;  (iii)  auditors;  (iv)  directors;  (v) proposals  establishing  or increasing  indemnification of directors; (vi) proposals eliminating or reducing director's  liability;  (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix)  the  separation  of  audit  and  consulting   responsibilities;   and  (x)
confidential voting. As provided in the Voting Guidelines, the Advisor generally
votes   against   matters  such  as:  (i)   anti-takeover   measures   (such  as
reincorporation  to  facilitate  a  takeover  defense,  adoption  of fair  price amendments,  institution  of  classified  boards of  directors,  elimination  of cumulative voting and creation of super majority provisions);  (ii) the issuance of a new class of stock  with  unequal  voting  rights;  and (iii)  blank  check preferred stock proposals.  The Voting  Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized  common stock; (ii) establishing or increasing a stock option plan or other employee  compensation  plan; (iii) approving a reorganization  or merger;
(iv) approving a proposal by a dissident  shareholder in a proxy battle; and (v)
issues related to independent directors.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected  economic costs from voting  outweigh the
benefits   associated  with  voting.  The  Advisor  generally  will  not  recall securities  on loan in order  to vote  proxies  except  if a  material  event is determined. In addition, generally the Advisor does not vote proxies on non-U.S.
securities  due  to  local   restrictions,   customs,   other   requirements  or
restrictions,  or anticipated  expenses.  The Advisor determines whether to vote proxies of non-U.S.  companies  on a  portfolio-by-portfolio  basis,  and to the extent it is  appropriate,  the  Advisor  generally  implements  uniform  voting procedures for all proxies of a country. The Advisor periodically reviews voting
logistics,    including   costs   and   other   voting   difficulties,    on   a
portfolio-by-portfolio  and  country-by-country  basis, in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.

     Information  regarding  how each  portfolio  voted  proxies  related to its portfolio  securities  during the 12-month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request by calling  collect:  (310) 395-8005;  (ii) on the Advisor's  website at
http://www.dfaus.com.;    and   (iii)   on   the    Commission's    website   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the Advisor's public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information
regarding  the  Portfolio's  industry   allocations.   The  Portfolio  generally
discloses  its  complete  Holdings   Information   (other  than  cash  and  cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
http://www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairmen,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of  ____________,  2007,  the  Advisor  and the  Portfolio  had  ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

-------------------------- ----------------------------------- -----------------
Recipient                  Business Purpose                    Frequency
-------------------------- ----------------------------------- -----------------
PFPC Trust Company         Fund Custodian                      Daily
-------------------------- ----------------------------------- -----------------
PFPC Inc.                  Fund Administrator, Accounting      Daily
                           Agent and Transfer Agent
-------------------------- ----------------------------------- -----------------
Victorian Fund Management  Monitoring investor exposure and    Upon request
Corporation                investment strategy
-------------------------- ----------------------------------- -----------------
Northern Trust Company     Monitoring investor exposure and    Upon request
                           investment strategy
-------------------------- ----------------------------------- -----------------
Bank of New York           Monitoring investor exposure and    Upon request
                           investment strategy
-------------------------- ----------------------------------- -----------------
Evaluation Associates LLC  Monitoring investor exposure and    Upon request
                           investment strategy
-------------------------- ----------------------------------- -----------------
Hammond Associates LLC     Monitoring investor exposure and    Upon request
                           investment strategy
-------------------------- ----------------------------------- -----------------

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2006,  the annual reports of the Fund for the fiscal year ended  November  30, 2006 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                                         Subject to completion, January 12, 2007

                        T.A. U.S. CORE EQUITY 2 PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 2007

     This statement of additional  information  ("SAI") relates to the shares of
T.A. U.S. Core Equity 2 Portfolio (the "Portfolio") of DFA Investment Dimensions
Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the Portfolio,  dated ____________,  2007, as amended from time to time. As of ____________,  2007, the Portfolio had not yet commenced operations, so no financial  information  is shown for the  Portfolio  in the Fund's  annual report for the fiscal year ended  November 30, 2006.  The  Prospectus and annual report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

     The information in this statement of additional information is not complete and may be  changed.  These  securities  may not be sold until the  registration statement  filed with the Securities and Exchange  Commission is effective.  The statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors LP (the "Advisor")  serves as investment  advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled  and operated by its general  partner,  Delaware  Holdings Inc., a
Delaware  corporation.  Prior  to  November  3,  2006,  the  Advisor  was  named
Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

     Because the  structure of the  Portfolio  is based on the  relative  market capitalizations  of eligible  holdings,  it is possible that the Portfolio might include at least 5% of the outstanding voting securities of one or more issuers.
In such  circumstances,  the Portfolio and the issuer would be deemed affiliated
persons  and  certain   requirements  under  the  federal  securities  laws  and
regulations  regulating dealings between mutual funds and their affiliates might become applicable.  However, based on the present  capitalizations of the groups of companies  eligible for inclusion in the Portfolio and the anticipated amount of the Portfolio's assets intended to be invested in such securities, management does not anticipate  that the Portfolio will include as much as 5% of the voting securities of any issuer.

                             BROKERAGE TRANSACTIONS

     Portfolio  transactions  of the  Portfolio  will be  placed  with a view to receiving the best price and  execution.  In addition,  the Advisor will seek to acquire  and  dispose  of  securities  in a manner  that  would  cause as little fluctuation  in the market prices of stocks being  purchased or sold as possible in light of the size of the  transactions  being  effected,  and brokers will be selected  with these goals in view.  The Advisor  monitors  the  performance  of brokers that effect  transactions for the Portfolio to determine the effect that their trading has on the market prices of the  securities in which the Portfolio invests.  The  Advisor  also  checks  the rate of  commission  being paid by the
Portfolio to its brokers to ascertain that the rates are competitive  with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions  on these  transactions  that are greater than another  broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management.  Research  services  furnished by brokers through whom  securities  transactions  are  effected  may be  used  by the  Advisor  in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Transactions,  from time to time,  may be  placed  with  brokers  that have assisted in the sale of Fund shares. The Advisor,  however, pursuant to policies and  procedures  approved by the Board of Directors of the Fund,  is  prohibited
from  selecting  brokers  and  dealers  to  effect  the  Portfolio's   portfolio
securities  transactions  based (in whole or in part) on a broker's  or dealer's promotion  or sale of shares  issued by the  Portfolio  or any other  registered investment companies.

     Some companies  eligible for purchase by the Portfolio may be thinly traded securities.  Therefore,  the Advisor  believes it needs maximum  flexibility  to effect trades on a best execution basis. To that end, the Advisor places buy and
sell  orders  for  the  Portfolio  with  market  makers,   third-party  brokers,
electronic  communications  networks  ("ECNs"),  and with  dealers  on an agency basis.  Third-party brokers enable the Advisor to trade with other institutional holders  directly on a net basis.  This allows the  Advisor  sometimes  to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on ECNs when the Advisor  determines that the  securities may not be available from other sources at a more favorable price.  ECNs, such as Instinet,  are electronic  information  and  communication
networks  whose  subscribers   include  most  market  makers  as  well  as  many
institutions.  Such ECNs charge a  commission  for each trade  executed on their systems.  For example, on any given trade, the Portfolio,  by trading through an
ECN,  could  pay a spread to a dealer  on the  other  side of the  trade  plus a commission  to the  ECN.  However,  placing  a buy  (or  sell)  order  on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that the Portfolio  can effect  transactions  at the best  available prices.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain  limitations that may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance with its investment  objectives and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one  issuer  (other  than  the  U.S.
          government or any of its agencies or  instrumentalities  or securities of other  investment  companies) if immediately  after such investment
          (a) more than 5% of the value of the Portfolio's total assets would be invested in such issuer or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow money, except that: (a) it may borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage in the business of  underwriting  securities  issued by others;
          and

     (8)  concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to the  investment  limitation  described  in 4(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act), inclusive of any amounts borrowed.  With respect to any borrowings by the Portfolio,  and with respect to the investment  limitation described in 4(b)
above,  the Portfolio will segregate  assets to cover the amount borrowed by the
Portfolio.  The  Portfolio  does  not  currently  intend  to  borrow  money  for investment purposes.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

     The  Portfolio may use futures  contracts and options of futures  contracts for non-hedging  purposes as a substitute for direct  investment or to allow the
Portfolio to remain fully invested while  maintaining the liquidity  required to pay redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts that are  standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  The Portfolio  will be required to make a margin  deposit in cash or government  securities with a futures commission merchant (an "FCM") to initiate and maintain positions in futures contracts. Minimal initial margin requirements
are  established  by  the  futures   exchange  and  FCMs  may  establish  margin
requirements  that are higher than the  exchange  requirements.  After a futures contract  position  is  opened,  the value of the  contract  is marked to market daily. If the futures  contract price changes,  to the extent that the margin on deposit does not satisfy margin requirements,  payment of additional "variation"
margin  to be held by the FCM will be  required.  Conversely,  reduction  in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial account of the Portfolio.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.
The  Portfolio  expects to earn  income on its margin  deposits.  The  Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging  activity (as defined in Commodity  Futures Trading
Commission  ("CFTC")  General  Regulations  Section  1.3(z)):  (i) the aggregate initial  margin and premiums paid to establish  commodity  futures and commodity option contract  positions  (determined at the time the most recent position was established)  do not  exceed  5% of the  liquidation  value  of the  Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts the Portfolio has entered into (provided that, in the case of an option that is in-the-money at the time of purchase,  the in-the-money amount may be excluded in calculating  such 5%  limitation),  or (ii) the aggregate net
"notional  value"  (i.e.,  the size of a commodity  futures or commodity  option contract in contract units (taking into account any multiplier  specified in the contract),  multiplied by the current  market price (for a futures  contract) or strike  price  (for an  option  contract)  of each such  unit) of all  non-hedge commodity  futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established)  does not exceed the  liquidation  value of the Portfolio's  portfolio,  after taking into account  unrealized profits and unrealized losses on any such contracts that the
Portfolio has entered into.

     Positions  in futures  contracts  or options  on futures  contracts  may be closed out only on an exchange that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for any particular futures  contract  or  option  on a  futures  contract  at  any  specific  time.
Therefore,  it might not be possible to close a futures or option  position and, in the case of futures  contracts  and sales of put and call  options on futures contracts, in the event of adverse price movements, the Portfolio would continue to be required to make variation margin deposits. In such circumstances,  if the
Portfolio has insufficient  cash, it might have to sell portfolio  securities to meet daily margin  requirements at a time when it might be disadvantageous to do
so.  Management  intends to minimize the  possibility  that it will be unable to close out a futures  contract by only  entering  into futures that are traded on national futures  exchanges and for which there appears to be a liquid secondary
market.   Pursuant  to  published  positions  of  the  Securities  and  Exchange
Commission  (the  "SEC")  and  interpretations  of the  staff  of the  SEC,  the
Portfolio (or its custodian) is required to maintain  segregated  accounts or to segregate assets through notations on the books of the custodian,  consisting of liquid  assets  (or,  as  permitted  under  applicable  regulations,  enter into offsetting  positions)  in  connection  with its  futures  contract  and options transactions  in order to cover its  obligations  with respect to such contracts and  options.  These  requirements  are designed to limit the amount of leverage that the Portfolio may use by entering into such transactions.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other obligations,  payment of redemptions,  or in other  circumstances where the Advisor  believes  liquidity  is necessary or  desirable.  For example,  the
Portfolio may make cash  investments  for temporary  defensive  purposes  during periods in which market, economic, or political conditions warrant.

     The  Portfolio  may invest cash in  short-term  repurchase  agreements.  In addition, the Portfolio may invest a portion of its assets,  ordinarily not more than 20%,  in money  market  instruments,  debt  securities  that at the time of purchase have an investment  grade rating by a rating agency or are deemed to be investment grade by the Advisor, freely convertible currencies,  shares of money market mutual funds, index futures contracts,  and options thereon.  Investments in money  market  mutual  funds may involve a  duplication  of certain  fees and expenses. The 20% guideline is not an absolute limitation but the Portfolio does not expect to exceed this guideline under normal circumstances.

                              EXCHANGE TRADED FUNDS

     The  Portfolio may invest in Exchange  Traded Funds  ("ETFs") and similarly structured pooled  investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.  An ETF is an investment company whose goal is to track or  replicate a desired  index,  such as a sector,  market or global segment.  ETFs are passively managed,  and traded similarly to a publicly traded company.  The risks and costs of  investing  in ETFs are  comparable  to that of investing  in a publicly  traded  company.  The goal of an ETF is to  correspond generally to the price and yield performance,  before fees and expenses,  of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When the Portfolio invests in an ETF,  shareholders of the Portfolio bear their  proportionate  share of the underlying  ETF's fees and expenses.

                             DIRECTORS AND OFFICERS

     The Board of  Directors of the Fund is  responsible  for  establishing  the
Fund's policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were four Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2006.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service  providers.  There were three Performance  Committee meetings held during the fiscal year ended November 30, 2006.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office(1)
                                 and                                         Portfolios
                                 Length                                      within the DFA
                                 of         Principal Occupation During      Fund Complex(2)  Other Directorships of
Name, Address and Age  Position  Service    Past 5 Years                     Overseen         Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         84 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 58
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              84 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (14
of Chicago                                  Graduate School of Business,     companies        Portfolios).
5807 S. Woodlawn                            University of Chicago. Member
Avenue                                      of the Boards of Milwaukee
Chicago, IL 60637                           Mutual Insurance Company and
Age: 67                                     UNext Inc. Formerly, Senior
                                            Vice President, Lexecon Inc.
                                            (economics, law, strategy, and
                                            finance consulting). Formerly,
                                            President, Cardean University
                                            (division of UNext). Formerly,
                                            Trustee, First Prairie Funds
                                            (registered investment
                                            company).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         84 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management. Director, BIRR       investment
P.O. Box 208200                             Portfolio Analysis, Inc.         companies
New Haven, CT                               (software products). Partner,
06520-8200                                  Zebra Capital Management, LLC
Age: 63                                     (hedge fund manager).
                                            Formerly, Director, Hospital
                                            Fund, Inc. (investment
                                            management services).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          84 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development).
Soldiers Field                              University (since 1998).
Boston, MA 02163                            George Fisher Baker Professor
Age: 62                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director,
                                            Integrated Finance Limited
                                            (since 2002). Director, MF
                                            Risk, Inc. (risk management
                                            software) (since 2001).
                                            Director, Peninsula Banking
                                            Group (bank) (since 2003).
                                            Director, Community First
                                            Financial Group (bank holding
                                            company) (since 2003).
                                            Formerly, Co-Founder and
                                            Principal, Long-Term Capital
                                            Management.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          84 portfolios    Director, American
Platinum Grove Asset             1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Management, L.P.                            University. Managing Partner,    investment       (registered investment
Reckson Executive                           Oak Hill Capital Management      companies        companies) (37
Park                                        (private equity firm).                            Portfolios); and
1100 King Street,                           Chairman, Oak Hill Platinum                       Director, Chicago
Building 4                                  Partners (hedge fund).                            Mercantile Exchange
Rye Brook, NY 10573                         Director, Chicago Mercantile                      Holdings Inc.
Age: 66                                     Exchange. Consultant, Arbor
                                            Investors. Formerly, Director,
                                            Smith Breeden Family of Funds.
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            84 portfolios    Director, HNI
Graduate School of               2000       Professor of Accounting,         in 4             Corporation (formerly
Business, University                        Graduate School of Business,     investment       known as HON
of Chicago                                  University of Chicago.           companies        Industries Inc.)
5807 S. Woodlawn                            Formerly, Marvin Bower Fellow,                    (office furniture) and
Avenue                                      Harvard Business School (9/01                     Director, Ryder System
Chicago, IL 60637                           to 8/02).                                         Inc. (transportation).
Age: 53
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

------------------- -------------- -------------- ------------------------------ -------------- ----------------------
                                                                                  Portfolios
                                      Term of                                     within the
                                     Office(1)                                     DFA Fund        Other Directorships
Name, Address and                   and Length     Principal Occupation During     Complex(2)      of Public Companies
       Age           Position       of Service          Past 5 Years               Overseen              Held
------------------- -------------- -------------- ------------------------------ -------------- ----------------------
David G. Booth      Chairman,      Since 1981     Chairman, Director/Trustee,    84
1299 Ocean Avenue   Director,                     President, Chief Executive     portfolios
Santa Monica, CA    President,                    Officer, and Chief             in 4
90401               Chief                         Investment Officer             investment
Age: 59             Executive                     (beginning in 2003) of the     companies
                    Officer, and                  following companies:
                    Chief                         Dimensional Fund Advisors
                    Investment                    LP, DFA Securities Inc.,
                    Officer                       Dimensional Fund Advisors
                                                  Canada Inc., Dimensional
                                                  Emerging Markets Value Fund
                                                  Inc., DFAIDG, DIG, and The
                                                  DFA Investment Trust
                                                  Company. Chairman, Director,
                                                  President, Chief Executive
                                                  Officer, and Chief
                                                  Investment Officer  of
                                                  Dimensional Holdings Inc.
                                                  Director of Dimensional Fund
                                                  Advisors Ltd. and formerly
                                                  Chief Investment Officer.
                                                  Director, President, and
                                                  Chief Investment Officer
                                                  (beginning in 2003) of DFA
                                                  Australia Limited. Formerly,
                                                  Director of Dimensional
                                                  Funds PLC. Limited Partner,
                                                  Oak Hill Partners. Director,
                                                  University of Chicago
                                                  Business School. Formerly,
                                                  Director, SA Funds
                                                  (registered investment
                                                  company). Formerly, Director
                                                  of Assante Corporation
                                                  (investment management).
------------------- -------------- -------------- ------------------------------ -------------- ----------------------
Rex A. Sinquefield  Director       Since 1981     Director/Trustee (and prior    84
The Show Me                                       to 2006, Chairman, and prior   portfolios
Institute                                         to 2003, Chief Investment      in 4
7777 Bonhomme                                     Officer) of the following      investment
Ave., Ste. 2150                                   companies: Dimensional Fund    companies
St. Louis, MO                                     Advisors LP, Dimensional
63105                                             Emerging Markets Value Fund
Age: 62                                           Inc., DFAIDG, DIG, and The
                                                  DFA Investment Trust
                                                  Company. Director of
                                                  Dimensional Holdings Inc.
                                                  Prior to 2006, Director (and
                                                  prior to 2003, Chief
                                                  Investment Officer) of DFA
                                                  Australia Limited and DFA
                                                  Securities Inc. Prior to
                                                  2006, Director of
                                                  Dimensional Fund Advisors
                                                  Ltd., Dimensional Funds PLC,
                                                  and Dimensional Fund
                                                  Advisors Canada Inc.
                                                  Trustee, St. Louis
                                                  University. Life Trustee and
                                                  Member of Investment
                                                  Committee, DePaul
                                                  University. Director, The
                                                  German St. Vincent Orphan
                                                  Home. Member of Investment
                                                  Committee, Archdiocese of
                                                  St. Louis. Director, St.
                                                  Louis Art Institute.
                                                  President and Director, The
                                                  Show Me Institute.
------------------- -------------- -------------- ------------------------------ -------------- ----------------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2006 is set
forth in the chart below.

-------------------------- ----------------------------------- -----------------------------------
                                                                Aggregate Dollar Range of Shares
                                                                 Owned in All Funds Overseen by
                            Dollar Range of Portfolio Shares    Director in Family of Investment
         Name                             Owned                             Companies
-------------------------- ----------------------------------- -----------------------------------
Disinterested Directors:
-------------------------- ----------------------------------- -----------------------------------
George M. Constantinides                  None                               [None]
-------------------------- ----------------------------------- -----------------------------------
John P. Gould                             None                               [None]
-------------------------- ----------------------------------- -----------------------------------
Roger G. Ibbotson                         None                               [None]
-------------------------- ----------------------------------- -----------------------------------
Robert C. Merton                          None                               [None]
-------------------------- ----------------------------------- -----------------------------------
Myron S. Scholes                          None                          [$10,001-50,000]
-------------------------- ----------------------------------- -----------------------------------
Abbie J. Smith                            None                               [None]
-------------------------- ----------------------------------- -----------------------------------

-------------------------- ----------------------------------- -----------------------------------
Interested Directors:
-------------------------- ----------------------------------- -----------------------------------
David G. Booth                            None                          [Over $100,000]
-------------------------- ----------------------------------- -----------------------------------
Rex A. Sinquefield                        None                          [Over $100,000]
-------------------------- ----------------------------------- -----------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2006 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  served as  investment advisor during that same fiscal year.  The table also provides the  compensation paid by the Fund to the Fund's  Chief  Compliance  Officer  for the fiscal  year ended November 30, 2006.

                                                                                    Total
                                                 Pension or                   Compensation from
                                                 Retirement     Estimated       Funds and DFA
                                   Aggregate     Benefits as      Annual      Fund Complex Paid
                                 Compensation     Part of      Benefit upon           to
  Name and Position             from the Fund*    Expenses      Retirement        Directors+

George M. Constantinides......      $_____          N/A            N/A             $130,000
  Director
John P. Gould.................      $_____          N/A            N/A             $130,000
  Director
Roger G. Ibbotson.............      $_____          N/A            N/A             $137,500
  Director
Robert C. Merton..............      $_____          N/A            N/A             $130,000
  Director
Myron S. Scholes..............      $_____          N/A            N/A             $130,000
  Director
Abbie J. Smith................      $_____          N/A            N/A             $130,000
  Director
Christopher S. Crossan........      $_____          N/A            N/A               N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2006 is as  follows:  $130,000  (Mr.  Gould),  $137,500  (Mr.
     Ibbotson); $130,000 (Mr. Merton); and $130,000 (Ms. Smith). A disinterested
     Director's deferred compensation will be distributed at the earlier of: (a)
     January in the year after the disinterested Director's resignation from the
     Boards of Directors/Trustees  of the DFA Funds, or death or disability,  or
     (b) five  years  following  the  first  deferral,  in such  amounts  as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general  obligations of the
     DFA Funds, payable out of the general assets and property of the DFA Funds.

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following
entities:   Dimensional  Fund  Advisors  LP,  Dimensional   Holdings  Inc.,  DFA
Securities Inc., the Fund, Dimensional Investment Group Inc., The DFA Investment
Trust Company, and Dimensional  Emerging Markets Value Fund Inc.  (collectively, the "DFA Entities").

------------------------------ ---------------------- ---------- -----------------------------------------------------
                                                      Term of
                                                      Office(1)
                                                        and
                                                       Length
                                                        of
        Name and Age                 Position          Service         Principal Occupation During Past 5 Years
------------------------------ ---------------------- ---------- -----------------------------------------------------
M. Akbar Ali                   Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 34                                               2005       Manager of Dimensional Fund Advisors LP (since
                                                                 August 2002). Formerly, Graduate Student at the
                                                                 University of California, Los Angeles (August 2000
                                                                 to June 2002); Senior Technology Office at JPMorgan
                                                                 Chase & Co. (February 1997 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darryl Avery                   Vice President         Since      Vice President of all the DFA Entities. From June
Age: 39                                               2005       2002 to January 2005, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
                                                                 Formerly, institutional client service and
                                                                 marketing representative for Metropolitan West
                                                                 Asset Management (February 2001 to February 2002);
                                                                 institutional client service and marketing
                                                                 representative for Payden & Rygel (June 1990 to
                                                                 January 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown               Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 39                        Assistant Secretary    2001       DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd., and Dimensional Fund Advisors
                                                                 Canada Inc. Legal counsel for Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark               Vice President         Since      Vice President of all the DFA Entities. April 2001
Age: 34                                               2004       to April 2004, Portfolio Manager of Dimensional
                                                                 Fund Advisors LP. Formerly, Graduate Student at the
                                                                 University of Chicago (September 1998 to March
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan         Vice President and     Since      Vice President of all the DFA Entities. Formerly,
Age: 40                        Chief Compliance       2004       Senior Compliance Officer, INVESCO Institutional,
                               Officer                           Inc. and its affiliates (August 2000 to January
                                                                 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
James L. Davis                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                               1999       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert T. Deere                Vice President         Since      Vice President of all the DFA Entities and DFA
Age: 48                                               1994       Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 36                                               2001       April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice             Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 41                        Assistant Secretary    1998       DFA Entities and DFA Australia Limited. Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 45                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker            Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 35                                               2004       April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 44                                               2001       Professor and Associate Dean of the Leventhal
                                                                 School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Henry F. Gray                  Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson             Vice President and     Since      Vice President of all the DFA Entities. Formerly,
Age: 32                        Fund Controller        2005       Senior Manager at PricewaterhouseCoopers LLP (July
                                                                 1996 to April 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kevin B. Hight                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 38                                               2005       Regional Director of Dimensional Fund Advisors LP
                                                                 (since March 2003 to March 2005). Formerly, Vice
                                                                 President and Portfolio Manager for Payden & Rygel
                                                                 (July 1999 to February 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christine W. Ho                Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 38                                               2004       April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon                   Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 32                                               2004       April 2004, counsel of Dimensional Fund Advisors
                                                                 LP. Formerly, an Associate at Gibson, Dunn &
                                                                 Crutcher LLP (September 1997 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick M. Keating             Vice President         Since      Vice President of all the DFA Entities and Chief
Age: 51                                               2003       Operating Officer, Dimensional Fund Advisors LP.
                                                                 Director and Vice President, Dimensional Fund
                                                                 Advisors Canada Inc. Formerly, Director, President
                                                                 and Chief Executive Officer, Assante Asset
                                                                 Management Inc. (October 2000 to December 2002);
                                                                 Director, Assante Capital Management (October 2000
                                                                 to December 2002); President and Chief Executive
                                                                 Officer, Assante Capital Management (October 2000
                                                                 to April 2001); Executive Vice President, Assante
                                                                 Corporation (May 2001 to December 2002); Director,
                                                                 Assante Asset Management Ltd. (September 1997 to
                                                                 December 2002); President and Chief Executive
                                                                 Officer, Assante Asset Management Ltd. (September
                                                                 1998 to May 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich             Vice President         Since      Vice President of all the DFA Entities. From April
Age: 34                                               2004       2001 to April 2004, Portfolio Manager for
                                                                 Dimensional Fund Advisors LP. Formerly, a trader at
                                                                 Lincoln Capital Fixed Income Management (formerly
                                                                 Lincoln Capital Management Company).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael F. Lane                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 39                                               2004       Vice President of Advisor Services at TIAA-CREF
                                                                 (July 2001 to September 2004); AEGON, President,
                                                                 Advisor Resources (September 1994 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Juliet H. Lee                  Vice President         Since      Vice President of all the DFA Entities. Human
Age: 35                                               2005       Resources Manager of Dimensional Fund Advisors LP
                                                                 (since January 2004). Formerly, Assistant Vice
                                                                 President for Metropolitan West Asset Management
                                                                 LLC (February 2001 to December 2003) and Director
                                                                 of Human Resources for Icebox, LLC (March 2000 to
                                                                 February 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Natalie Maniaci                Vice President         Since      Vice President of all the DFA Entities. Counsel of
Age: 37                                               2005       Dimensional Fund Advisors LP (since July 2003).
                                                                 Formerly, Associate at Gibson Dunn & Crutcher LLP
                                                                 (October 1999 to July 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Heather E. Mathews             Vice President         Since      Vice President of all the DFA Entities and
Age: 36                                               2004       Dimensional Fund Advisors Ltd. Prior to April 2004,
                                                                 Portfolio Manager for Dimensional Fund Advisors LP.
                                                                 Formerly, Graduate Student at Harvard University
                                                                 (August 1998 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David M. New                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 46                                               2003       Client Service Manager of Dimensional Fund Advisors
                                                                 LP. Formerly, Director of Research, Wurts and
                                                                 Associates (investment consulting firm) (December
                                                                 2000 to June 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell            Vice President and     Vice       Vice President and Secretary of all the DFA
Age: 42                        Secretary              President  Entities. Vice President and Assistant Secretary of
                                                      since      DFA Australia Limited. Director, Vice President and
                                                      1997 and   Secretary of Dimensional Fund Advisors Ltd. (since
                                                      Secretary  February 2002, April 1997, and May 2002,
                                                      since      respectively). Vice President and Secretary of
                                                      2000       Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Funds PLC. Formerly, Assistant
                                                                 Secretary of all DFA Entities and Dimensional Fund
                                                                 Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Sonya K. Park                  Vice President         Since      Vice President of all the DFA Entities. From
Age: 33                                               2005       February 2002 to January 2005, institutional client
                                                                 service representative of Dimensional Fund Advisors
                                                                 LP. Formerly, Associate Director at Watson
                                                                 Pharmaceuticals Inc. (January 2001 to February
                                                                 2002); Graduate student at New York University
                                                                 (February 2000 to December 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David A. Plecha                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 44                                               1993       Australia Limited and Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto             Vice President         Since      Vice President of all the DFA Entities. Research
Age: 39                                               2002       Associate for Dimensional Fund Advisors LP (June
                                                                 2000 to April 2002). Research scientist (August
                                                                 1998 to June 2000), California Institute of
                                                                 Technology.
------------------------------ ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez            Vice President         Since      Vice President of all the DFA Entities. From August
Age: 34                                               2005       2004 to July 2005, institutional client service
                                                                 representative of Dimensional Fund Advisors LP
                                                                 Formerly, Financial Services Analyst, Cato
                                                                 Institute (September 2001 to June 2004); Book
                                                                 Review Editor, Cato Journal, Cato Institute (May
                                                                 1996 to June 2004); and Assistant Director, Project
                                                                 on Global Economic Liberty, Cato Institute (January
                                                                 1996 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael T. Scardina            Vice President,        Since      Vice President, Chief Financial Officer, and
Age: 50                        Chief Financial        1993       Treasurer of all the DFA Entities, DFA Australia
                               Officer, and                      Limited, Dimensional Fund Advisors Ltd., and
                               Treasurer                         Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Fund Advisors Ltd. (since February
                                                                 2002) and Dimensional Funds PLC (since January
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David E. Schneider             Vice President         Since      Vice President of all the DFA Entities. Currently,
Age: 60                                               2001       Director of Institutional Services. Prior to 2001,
                                                                 Regional Director of Dimensional Fund Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Grady M. Smith                 Vice President         Since      Vice President of all the DFA Entities. From August
Age: 50                                               2004       2001 to April 2004, Portfolio Manager of
                                                                 Dimensional Fund Advisors LP Formerly, Principal of
                                                                 William M. Mercer, Incorporated (July 1995 to June
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder                 Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 43                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 58                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman             Vice President         Since      Vice President of all the DFA Entities and Director
Age: 33                                               2004       and Vice President of Dimensional Fund Advisors
                                                                 Canada Inc. Prior to April 2002, Regional Director
                                                                 of Dimensional Fund Advisors LP Formerly, Vice
                                                                 President and General Manager of Assante Global
                                                                 Advisors (July 2000 to April 2002); Vice President
                                                                 of Assante Asset Management Inc. (March 2000 to
                                                                 July 2000); and Private Client Manager at Loring
                                                                 Ward Investment Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Karen E. Umland                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 40                                               1997       Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                 and Dimensional Fund Advisors Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw               Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 48                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP
------------------------------ ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington           Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 55                                               1997       Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler              Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 61                                               2001       2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors LP
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

     Because the  Portfolio  has not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                            SERVICES TO THE PORTFOLIO

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolio  pays  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate assets in the Fund Complex,  which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

..0110% of the Fund Complex's first $50 billion of average net assets;
..0085% of the Fund Complex's next $25 billion of average net assets; and
..0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to the  Portfolio  under the fee schedule are  allocated to the
Portfolio  based on the Portfolio's pro rata portion of the aggregate net assets of the Fund Complex.

     The Portfolio is also subject to a monthly base fee of $1,666.

     The Portfolio  also pays separate fees to PFPC with respect to the services
PFPC provides as transfer agent and dividend disbursing agent.

     PFPC Trust Company, 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the custodian for the Portfolio.  The custodian  maintains a separate account or accounts for the Portfolio;  receives,  holds, and releases portfolio securities on account of the Portfolio;  make receipts and disbursements of money on behalf of the  Portfolio;  and  collects  and  receives  income and other  payments and distributions on account of the Portfolio's portfolio securities.

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

     PricewaterhouseCoopers  LLP is the independent registered public accounting firm to the Fund and audits the annual  financial  statements  of the Fund.  Its address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA
19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment  advisor to the Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolio  had not  yet  commenced  operations,  so the
Portfolio has not paid any management fees.

                                PORTFOLIO MANAGER

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and  sell  programs  based  on the  parameters  established  by the
Investment  Committee.  Robert T. Deere, the portfolio  manager for the domestic equity portfolios, including the Portfolio, coordinates the efforts of all other portfolio  managers  with respect to the  day-to-day  management of the domestic equity portfolios.  Because the Portfolio had not commenced  operations prior to the date of this SAI, Mr. Deere does not own any shares of the Portfolio.

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the portfolio or other accounts that the portfolio  managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications  in  compensation  as deemed  necessary to reflect  changes in the market. Each portfolio manager's compensation consists of the following:

     o    Base salary. Each portfolio manager is paid a base salary. The Advisor considers  the factors  described  above to determine  each  portfolio manager's base salary.

     o    Semi-Annual  Bonus.  Each portfolio  manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of the Advisor's stock as determined from time to time by the Board of Directors of the Advisor or its delegees.  Portfolio  managers also participate in benefit and retirement plans and other programs available generally to all employees.

     In addition to the Portfolio,  Mr. Deere manages: (i) other U.S. registered investment  companies  advised or sub-advised by the Advisor;  (ii) other pooled investment  vehicles that are not U.S.  registered mutual funds; and (iii) other accounts managed for  organizations  and  individuals.  The following table sets forth  information  regarding  the total  accounts  for which Mr.  Deere has the
primary    responsibility    for   coordinating   the   day-to-day    management
responsibilities:

             Number of Accounts Managed and Total Assets by Category
                             as of November 30, 2006

     o    __ U.S.  registered  mutual funds with $______ million in total assets under management.
     o    __  unregistered  pooled  investment  vehicles with $_____  million in total assets under management.
     o    __ other accounts with $____ million in total assets under management.

     None of the U.S.  registered mutual funds,  unregistered  pooled investment vehicles,  and other accounts managed by the portfolio manager are subject to an advisory  fee  that  is  based  on  the  performance  of the  respective  funds, investment vehicles, or accounts

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

     o    Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio  manager devoting unequal time and attention to the management of each portfolio and/or Account.  The Advisor seeks to manage  such  competing  interests  for the time and  attention  of portfolio  managers by having portfolio managers focus on a particular investment  discipline.  Most Accounts managed by a portfolio  manager are  managed  using  the  same  investment  models  that  are  used in connection with the management of the portfolios.

     o    Investment  Opportunities.  It is  possible  that at  times  identical securities  will be held by more than one  portfolio  and/or  Account.
          However,  positions  in the same  security  may vary and the length of time that any  portfolio or Account may choose to hold its  investment in the  same  security  may  likewise  vary.  If a  portfolio  manager identifies a limited  investment  opportunity that may be suitable for more than one  portfolio  or Account,  a portfolio  may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible  portfolios  and Accounts.
          To deal with these situations,  the Advisor has adopted procedures for allocating  portfolio  transactions  across  multiple  portfolios  and
          Accounts.

     o    Broker  Selection.  With respect to  securities  transactions  for the portfolios the Advisor  determines which broker to use to execute each order,  consistent  with the Advisor's  duty to seek best execution of the  transaction.  However,  with respect to certain Accounts (such as separate  accounts),  the  Advisor  may be limited by the client  with respect to the  selection  of brokers or may be  instructed  to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for a portfolio and another Account that may  temporarily  affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

     o    Performance-Based   Fees.  For  some  Accounts,  the  Advisor  may  be
          compensated  based on the  profitability of the Account,  such as by a
          performance-based   management  fee.  These   incentive   compensation
          structures  may create a conflict  of interest  for the  Advisor  with regard to Accounts  where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities  preferentially  to the  Accounts  where the Advisor  might share in investment gains.

     o    Investment in a Portfolio.  A portfolio  manager or his/her  relatives may invest in a portfolio  that he or she  manages and a conflict  may arise where he or she may  therefore  have an  incentive  to treat the portfolio in which the portfolio  manager or his/her  relatives invest preferentially  as compared to other  portfolios or Accounts for which they have portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this SAI had not  commenced  operations  prior to the date of this SAI. The Fund generally  offers shares of the Portfolio  only to  institutional  investors and clients of registered investment advisers.

                                 CODES OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by the  Portfolio  unless the access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend,  redemption liquidation, and other rights and preferences as the other class of shares of the Portfolio.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that they hold,  except as otherwise  required by applicable law. If liquidation of the Fund should occur,  shareholders would be entitled to receive,  on a per class basis,  the assets of the  particular  portfolio  whose shares  they  own,  as  well  as  a  proportionate  share  of  Fund  assets  not attributable to any particular portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940 Act or other  applicable  law.  The Fund's  bylaws  provide  that  special  meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting.  Such meeting may be called to consider any matter,  including  the  removal  of one or more  directors.  Shareholders  will receive  shareholder  communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of the date of this SAI.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The Fund or its transfer agent may from time to time appoint a sub-transfer agent,  such as a broker,  for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a  sub-transfer  agent,  the Fund will be deemed to have  received a purchase or redemption order when the sub-transfer  agent receives the order.  Shares of the
Portfolio  will be priced at the public  offering  price next  calculated  after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences of investing in the Portfolio.  Unless you are invested in the Portfolio through a  qualified  retirement  plan,  you should  consider  the tax  implications  of investing and consult your own tax adviser.

Distributions of Net Investment Income

     The  Portfolio  derives  income  generally  in the  form of  dividends  and interest  on  its  investments.  This  income,  less  expenses  incurred  in the operation of the Portfolio,  constitutes  its net  investment  income from which dividends may be paid to its shareholders. If you are a taxable shareholder, any distributions by the Portfolio from such income (other than qualified dividends)
will be taxable to you as ordinary income,  whether they are received in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Qualified Dividend income

     For  individual  shareholders,  dividends  earned on the  following  income sources will be subject to a maximum rate of tax of 15% for  individuals (5% for individuals in the 10% and 15% federal rate bracket):

     o    dividends paid by domestic corporations, and

     o    dividends paid by qualified foreign corporations, including:

          -    corporations incorporated in a possession of the U.S.,

          -    corporations  eligible for benefits of a comprehensive income tax treaty  with  the  United  States  that the  Treasury  Department determines is satisfactory  (including an exchange of information program), and

          -    corporations  whose stock is readily  tradable on an  established securities market in the United States.

     For  individuals  in the 10% and 15% tax  brackets,  the rate for qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

     Dividends  from  corporations  exempt  from  tax,  dividends  from  foreign personal holding  companies,  foreign  investment  companies and passive foreign investment  companies  (PFICs),  and dividends paid from interest  earned by the
Portfolio on debt  securities  generally will not qualify for this favorable tax treatment.

     Both the  Portfolio  and the investors  must each  separately  meet certain holding period  requirements to qualify Portfolio  dividends for this treatment.
Specifically,  the Portfolio must hold the stock for at least 61 days during the
121-day  period  beginning  60  days  before  the  stock  becomes   ex-dividend.
Similarly,  investors  must hold  their  Portfolio  shares  for at least 61 days during the 121-day  period  beginning 60 days before the Portfolio  distribution goes  ex-dividend.  The  ex-dividend  date  is  the  first  date  following  the declaration  of a dividend on which the  purchaser  of stock is not  entitled to receive the  dividend  payment.  When  counting the number of days you held your
Portfolio  shares,  include  the day you sold  your  shares  but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax adviser.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary dividend income that was derived from qualified sources.
If 95% or more of the Portfolio's income is from qualified  sources,  it will be allowed to designate  100% of its  ordinary  income  distributions  as qualified dividend  income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary  income,  into  qualified  dividend  income  eligible for taxation at reduced rates.

Distributions of Capital Gain

     The Portfolio  may realize a capital gain or loss in connection  with sales or  other  dispositions  of  its  portfolio  securities.  Distributions  by  the
Portfolio from net short-term  capital gain will be taxable to  shareholders  as ordinary income.  Distributions by the Portfolio from net long-term capital gain will be taxable to  shareholders  as long-term  capital gain,  regardless of how long  shares  of the  Portfolio  have been  held.  Any net  capital  gain of the
Portfolio  generally will be distributed  once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Fund.

     Capital gain dividends and any net long-term capital gains you realize from the sale of  Portfolio  shares are  subject to a maximum  rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets).
For  individuals  in the 10% and 15% tax  brackets,  the rate for net  long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Sunsetting of Provisions

     The special provisions dealing with reduced rates of taxation for qualified dividends  and net  long-term  capital gains are scheduled to sunset on December
31, 2008,  unless extended or made permanent before that date. If these rules do sunset,  the prior rates of taxation of dividends (as ordinary income) under the
2001 Tax Act will  again  apply for 2009 and 2010,  and will then  sunset and be replaced  (unless these  provisions are extended or made  permanent) with income tax rates and  provisions in effect prior to the effective  date of the 2001 Tax
Act.  If the 2003 Tax Act  changes do sunset in 2008,  the rules on  taxation of capital  gains  that  were in  effect  prior  to the  2003  Tax  Act,  including provisions for the taxation of five-year gains, will again be effective for 2009 and later years.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  the Portfolio  generally pays no federal income tax on the income and gains it  distributes  to its  shareholders.  The Board  reserves the right  not to  maintain  the  qualification  of  the  Portfolio  as a  regulated investment  company,  if it determines such course of action to be beneficial to shareholders.  In such case,  the  Portfolio  will be subject  to  federal,  and
possibly  state,   corporate  taxes  on  its  taxable  income  and  gains,   and
distributions to shareholders  will be taxed as dividend income to the extent of the Portfolio's earnings and profits.

Excise Tax Distribution Requirement

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts:

     o    98% of its taxable ordinary income earned during the calendar year;

     o    98% of its  capital  gain net income  earned  during the twelve  month period ending October 31; and

     o    100% of any  undistributed  amounts of these  categories  of income or gain from the prior year.

     The Portfolio  intends to declare and pay these  distributions  in December
(or to pay them in  January,  in which case you must treat them as  received  in
December),  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Dividends-Received Deduction for Corporations

     Dividends from net investment income generally will qualify in part for the
corporate  dividends-received   deduction,  but  the  portion  of  dividends  so
qualified depends primarily on the aggregate qualifying dividend income received by  the  Portfolio  from  domestic  (U.S.)  sources.  Dividends  derived  by the
Portfolio invest may not qualify for the corporate  dividends-received deduction
because  of  certain  timing  rules,  hedging  activities,   or  debt  financing
activities  at the level of the  Portfolio or the  corporate  shareholders,  the requisite holding period of the dividend-paying stock is not met.

Limitation on Deductibility of Losses

     Losses  incurred  on the sale of  securities  by the  Portfolio  to another portfolio of the Fund may be disallowed  if, as of the date of sale, the selling and  purchasing  funds  are  considered  related  parties.  If the  selling  and purchasing funds are both portfolios (i.e., both corporations), they are treated as related  parties if five or fewer persons,  who are  individuals,  estates or trusts, own, directly or indirectly,  more than 50% of the outstanding shares in both the selling and purchasing funds. Other attribution rules may apply.

Redemption of Portfolio Shares

     For  shareholders  subject to tax,  redemptions  and exchanges of Portfolio shares are taxable  transactions  for federal and state income tax purposes that cause a  shareholder  to recognize a gain or loss.  If a  shareholder  holds his shares as a capital  asset,  the gain or loss that he  realizes  will be capital gain or loss.

     Any loss  incurred  on the  redemption  or  exchange of shares held for six months or less will be treated as a long-term  capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares.

Wash Sales

     All or a  portion  of  any  loss  that  a  shareholder  realizes  upon  the redemption of the  Portfolio's  shares will be disallowed to the extent that the shareholder  purchases  other shares in the Portfolio  (through  reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the  shareholder's  tax basis in the new shares purchased by the shareholder.

U.S. Government Obligations

     To the extent the Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to  shareholders  that are derived from interest on these  obligations  should be exempt  from  state and local  personal  income taxes,  subject in some states to minimum  investment or reporting  requirements that must be met by the  Portfolio.  The  income  on  portfolio  investments  in certain securities, such as repurchase agreements,  commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA)
or Federal National Mortgage Association (FNMA) securities),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporate shareholders.

Complex Securities

     The Portfolio may invest in complex  securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether  gains or losses  recognized  by the  Portfolio  are treated as ordinary income or capital gain,  accelerate the  recognition of income to the Portfolio, defer the  Portfolio's  ability to recognize  losses.  In turn,  these rules may affect  the  amount,  timing  or  character  of  the  income  distributed  to  a shareholder by the Portfolio.

Securities Lending

     The Portfolio's  entry into securities  lending  transactions may cause the replacement  income  earned on the  loaned  securities  to fall  outside  of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Non-U.S. Investors

     Taxation of an  investor  who, as to the United  States,  is a  nonresident alien individual,  non-U.S. trust or estate, non-U.S.  corporation,  or non-U.S.
partnership  ("non-U.S.  investor"),  depends  on  whether  the  income  from  a
Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a non-U.S. investor,  dividends paid to such non-U.S.  investor from investment company taxable income generally will be subject to a U.S.  withholding  tax at the rate of 30% (or lower treaty rate)
upon the gross amount of the dividend. Such a non-U.S.  investor generally would be exempt from U.S  withholding  tax on gains realized on the sale or redemption of Portfolio  shares and dividends paid by the Portfolio from long-term  capital gains,  unless the investor is a  nonresident  alien  individual  present in the
United  States for a period or periods  aggregating  183 days or more during the taxable year. Special U.S. withholding tax rules apply to disposition of "United
States real property interests."

     Also,  U.S  withholding  taxes are no longer  imposed on dividends  paid by regulated  investment  companies to the extent the dividends  are  designated as
"interest-related dividends" or "short-term capital gain dividends." Under these exemptions,  interest-related  dividends and  short-term  capital gain dividends generally  represent  distributions of interest from U.S. sources and short-term capital  gains that would not have been subject to U.S.  withholding  tax at the source if they had been received directly by a foreign person,  and that satisfy certain other requirements.  These exemptions apply to dividends with respect to taxable years of regulated  investment  companies  beginning  after December 31,
2004 and before  January 1, 2008.  Ordinary  dividends  paid by the Portfolio to
non-U.S.  investors  on the income  earned on portfolio  investments  in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a non-U.S.  investor,  then the Portfolio's  dividends and  distributions  and any  gains  realized  upon  the  sale or  redemption  of
Portfolio  shares will be subject to the U.S. federal income tax on a net income basis at the rates applicable to U.S. citizens or domestic corporations.

     Special U.S. tax certification  requirements apply to non-U.S. investors to avoid U.S. back up withholding  imposed at a rate of 28%, obtain the benefits of any treaty between the United States and the shareholder's country of residence, and obtain the benefits of exemption from  withholding on  interest-related  and short-term capital gain dividends.  Non-U.S.  investors should consult their tax advisers  about  the  applicability  of  U.S.  tax  withholding  and  the use of appropriate forms to certify their status.

     A partial exemption from U.S estate tax may apply to stock in the Portfolio held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion of the assets held by the Portfolio at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations, deposits,  or other property that would generally be treated as situated outside the United  States if held  directly by the estate.  This  provision  applies to decedents dying after December 31, 2004 and before January 1, 2008.

     You should  consult  your tax adviser  about the federal,  state,  local or foreign tax consequences of an investment in the Portfolio.

Information on the Tax Character of Distributions

     The  Portfolio  will inform  shareholders  of the amount and  character  of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such  distributions  shortly after the close of each  calendar  year.  Shareholders  who have  not held  shares  of the
Portfolio a full year may have  designated  and  distributed to them as ordinary income or capital  gain a  percentage  of income that is not equal to the actual amount of such  income  earned  during  the  period of their  investment  in the
Portfolio.

                              PROXY VOTING POLICIES

     The Board of Directors  of the Fund have  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee may designate  one or more of its members to oversee  specific,  ongoing  compliance with respect to the Voting  Policies and may  designate  other  personnel of the
Advisor to vote proxies on behalf of the  Portfolio,  including  all  authorized traders of the Advisor.

     The Advisor votes proxies in a manner consistent with the best interests of the Portfolio. Generally, the Advisor analyzes proxy statements on behalf of the
Portfolio in accordance with the Voting Policies and the Voting Guidelines. Most proxies  that  the  Advisor  receives  will be  voted  in  accordance  with  the
predetermined  Voting  Guidelines.   Since  nearly  all  proxies  are  voted  in
accordance with the Voting Guidelines, it normally will not be necessary for the
Advisor  to make an  actual  determination  of how to vote a  particular  proxy, thereby  largely  eliminating  conflicts of interest for the Advisor  during the proxy voting process.  However,  the Proxy Policies do address the procedures to be  followed  if a conflict of interest  arises  between  the  interests  of the
Portfolio and the interests of the Advisor or its  affiliates.  If an Investment
Committee member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines, the Advisor, prior to voting, will fully disclose  the  conflict  to an  Independent  Director  of the  Fund's  Board  of
Directors  and  vote  the  proxy  in  accordance  with  the  direction  of  such
Independent Director.

     The Voting Guidelines  summarize the Advisor's  positions on various issues and give a general  indication  as to how the Advisor  will vote proxies on each issue.  The Advisor  will usually  vote  proxies in  accordance  with the Voting
Guidelines.  However,  the Advisor  reserves  the right to vote  certain  issues counter  to the  Voting  Guidelines  if,  after a review  of the  matter  (which analysis  will  be  documented  in  writing),  the  Advisor  believes  that  the
Portfolio's  best interests would be served by such vote. To the extent that the
Voting Guidelines do not address a potential voting issue, the Advisor will vote on such  issue in a manner  that is  consistent  with the  spirit of the  Voting
Guidelines  and that the Advisor  believes  would be in the best interest of the
Portfolio.  Pursuant to the Voting  Guidelines,  the Advisor generally votes for matters such as: (i) routine  business  decisions  (such as stock  splits,  name changes  and  setting  the  number of  directors);  (ii)  reverse  anti-takeover amendments;  (iii)  auditors;  (iv)  directors;  (v) proposals  establishing  or increasing  indemnification of directors; (vi) proposals eliminating or reducing director's  liability;  (vii) equal access to the proxy; (viii) the right to act by written consent of shareholders and to hold special meetings of shareholders;
(ix)  the  separation  of  audit  and  consulting   responsibilities;   and  (x)
confidential voting. As provided in the Voting Guidelines, the Advisor generally
votes   against   matters  such  as:  (i)   anti-takeover   measures   (such  as
reincorporation  to  facilitate  a  takeover  defense,  adoption  of fair  price amendments,  institution  of  classified  boards of  directors,  elimination  of cumulative voting and creation of super majority provisions);  (ii) the issuance of a new class of stock  with  unequal  voting  rights;  and (iii)  blank  check preferred stock proposals.  The Voting  Guidelines also provide that the Advisor will generally consider on an individual basis such proposals as: (i) increasing authorized  common stock; (ii) establishing or increasing a stock option plan or other employee  compensation  plan; (iii) approving a reorganization  or merger;
(iv) approving a proposal by a dissident  shareholder in a proxy battle; and (v)
issues related to independent directors.

     Under certain circumstances, the Advisor may not be able to vote proxies or the Advisor may find that the expected  economic costs from voting  outweigh the
benefits   associated  with  voting.  The  Advisor  generally  will  not  recall securities  on loan in order  to vote  proxies  except  if a  material  event is determined. In addition, generally the Advisor does not vote proxies on non-U.S.
securities  due  to  local   restrictions,   customs,   other   requirements  or
restrictions,  or anticipated  expenses.  The Advisor determines whether to vote proxies of non-U.S.  companies  on a  portfolio-by-portfolio  basis,  and to the extent it is  appropriate,  the  Advisor  generally  implements  uniform  voting procedures for all proxies of a country. The Advisor periodically reviews voting
logistics,    including   costs   and   other   voting   difficulties,    on   a
portfolio-by-portfolio  and  country-by-country  basis, in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.

     Information  regarding  how each  portfolio  voted  proxies  related to its portfolio  securities  during the 12-month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request by calling  collect:  (310) 395-8005;  (ii) on the Advisor's  website at
http://www.dfaus.com.;    and   (iii)   on   the    Commission's    website   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the Advisor's public website, http://www.dfaus.com, within twenty days after the end of each month. This online disclosure may also include information
regarding  the  Portfolio's  industry   allocations.   The  Portfolio  generally
discloses  its  complete  Holdings   Information   (other  than  cash  and  cash
equivalents),   as  of  month-end,  online  at  the  Advisor's  public  website,
http://www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairmen,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of  ____________,  2007,  the  Advisor  and the  Portfolio  had  ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

                   Recipient           Business Purpose      Frequency
             ---------------------- ----------------------- ------------
             PFPC Trust Company     Fund Custodian          Daily
             ---------------------- ----------------------- ------------
             PFPC Inc.              Fund Administrator,     Daily
                                    Accounting Agent and
                                    Transfer Agent
             ---------------------- ----------------------- ------------
             Victorian Fund         Monitoring investor     Upon
             Management             exposure and            request
             Corporation            investment strategy
             ---------------------- ----------------------- ------------
             Northern Trust         Monitoring investor     Upon
             Company                exposure and            request
                                    investment strategy
             ---------------------- ----------------------- ------------
             Bank of New York       Monitoring investor     Upon
                                    exposure and            request
                                    investment strategy
             ---------------------- ----------------------- ------------
             Evaluation             Monitoring investor     Upon
             Associates LLC         exposure and            request
                                    investment strategy
             ---------------------- ----------------------- ------------
             Fincom Technologies,   Vendor to Advisor       Quarterly
             LLC                    providing portfolio
                                    analytics
             ---------------------- ----------------------- ------------
             Hammond Associates     Monitoring investor     Upon
             LLC                    exposure and            request
                                    investment strategy

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2006,  the annual reports of the Fund for the fiscal year ended  November  30, 2006 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                  DFA INVESTMENT DIMENSIONS GROUP INC. (86/87)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation.

     (1)  Articles of  Restatement  effective  August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Articles  Supplementary as filed with the Maryland  Secretary of State re: the addition of Class R Shares of U.S.  Small Cap Value  Portfolio
          and the deletion of (i) the LD U.S. Marketwide  Portfolio Shares, (ii)
          the HD U.S. Marketwide  Portfolio Shares, (iii) the LD U.S. Marketwide
          Value Portfolio Shares and (iv) the HD U.S. Marketwide Value Portfolio
          Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (3)  Articles of Amendment as filed with the Maryland Secretary of State on
          October 25, 2004 re: the name change of the:
          *    AAM/DFA  International  High  Book  to  Market  Portfolio  to the
               LWAS/DFA International High Book to Market Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (4)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 8, 2004 re: the addition of the:
          *    Shares of Emerging Markets Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 73/74 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 14, 2005.

     (5)  Articles  Supplementary filed with the Maryland Secretary of State re:
          the authorization of 40 billion additional shares of common stock:
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (6)  Articles of Amendment as filed with the Maryland Secretary of State on
          September 12, 2005 re: the name change of the:
          *    The Pacific Rim Small Company Portfolio to the Asia Pacific Small
               Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (7)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 12, 2005 re: the addition of the:
          *    U.S. Core Equity 1 Portfolio
          *    U.S. Core Equity 2 Portfolio
          *    U.S. Vector Equity Portfolio
          *    International Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (8)  Articles of Amendment as filed with the Maryland Secretary of State on
          May 12, 2006 re: the name change of the:
          *    U.S. Small Cap Value Portfolio  Shares-Investor Class to the U.S.
               Small Cap Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (9)  Articles  Supplementary  filed with the Maryland Secretary of State on
          May 12, 2006 re: the addition of the:
          *    Emerging   Markets   Social   Core   Portfolio   Shares  and  the
               reclassification  and reallocation of shares of Class R Shares of
               U.S.  Small  Cap  Value  Portfolio  to the U.S.  Small  Cap Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (10) Articles  Supplementary  filed with the Maryland Secretary of State on
          August 4, 2006 re: the addition of the:
          *    DFA Inflation-Protected Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 12, 2006.

     (11) Articles  Supplementary  re: the addition of the:
          *    DFA International Real Estate Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     December 5, 2006.

(b)  By-Laws.

     Amended and Restated By-Laws of the Registrant.
     Incorporated herein by reference to:
     Filing:           Post-Effective Amendment No. 69/70 to Registrant's
                       Registration Statement on Form N-1A.
     File Nos.:        2-73948 and 811-3258.
     Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.

     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.

     (1)  Investment Management Agreements.

          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional Fund Advisors Inc., predecessor entity of Dimensional
               Fund Advisors LP ("DFA") dated May 13, 1987 re: the:
               *    DFA Five-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *    VA Global  Bond  Portfolio  (formerly  the DFA Global  Fixed
                    Income Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *    DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *    Large Cap International Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *    DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *    DFA International Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Large Value  Portfolio  (formerly known as the DFA Global
                    Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Small Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA International Small Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *    VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *    International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *    Tax-Managed   U.S.  Small  Cap  Value  Portfolio   (formerly
                    Tax-Managed U.S. 5-10 Value Portfolio);
               *    Tax-Managed U.S. Small Cap Portfolio  (formerly  Tax-Managed
                    U.S. 6-10 Small Company Portfolio); and
               *    Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name changes:
                    *    Tax-Managed   U.S.   5-10   Value   Portfolio   to  the
                         Tax-Managed U.S. Small Cap Value Portfolio
                    *    Tax-Managed  U.S. 6-10 Small  Company  Portfolio to the
                         Tax-Managed U.S. Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 70/71 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *    DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (o)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 73/74 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 14, 2005.

          (p)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Core Equity 1 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (q)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (r)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (s)  Investment  Advisory Agreement between the Registrant and DFA re:
               the:
               *    U.S. Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (t)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (u)  Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (v)  Form of Investment  Advisory Agreement between the Registrant and DFA re: the:
               *    DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (w)  Form of Investment  Advisory Agreement between the Registrant and DFA re: the:
               *    DFA California Short-Term Municipal Bond Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.w.

          (x)  Form of Investment  Advisory Agreement between the Registrant and DFA re: the:
               *    T.A. U.S. Core Equity 2 Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.x.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the:
               *    VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (i)  Amendment  No.  1  to  Sub-Advisory  Agreement  between  the
                    Registrant,   DFA  and  DFA  Australia  Ltd.  (formerly  DFA
                    Australia  Pty  Limited)  dated July 18,  1997  Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 78/79 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (b)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
               *    VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (c)  Form  of  Consultant  Services  Agreement  between  DFA  and  DFA
               Australia Ltd. (formerly DFA Australia Pty Limited)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (d)  Form of Consultant Services Agreement between DFA and Dimensional
               Fund Advisors Ltd.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (e)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. re: the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (f)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. re: the:
               *    International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (g)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (h)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. dated August 7, 2006 re: the:
               *    Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (i)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (j)  Form of Sub-Advisory  Agreement  between  the  Registrant,  DFA and  DFA Australia Ltd. re: the:
               *    DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

(e)  Underwriting Contracts.
     (1)  Amended and Restated Distribution Agreement between the Registrant and
          DFA Securities Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

(f)  Bonus or Profit Sharing Plans.
     Not Applicable.

(g)  Custodian Agreements.
     (1)  Custodian   Agreement  between  the  Registrant  and  PNC  Bank,  N.A.
          (formerly Provident National Bank) dated June 19, 1989 re: the:
          *        Enhanced U.S. Large Company Portfolio;
          *        DFA Two-Year Corporate Fixed Income Portfolio; and
          *        DFA Two-Year Government Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 37/38 to Registration
                           Statement of the Registrant on form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (2)  Form of Custodian  Agreement between the Registrant and PNC Bank, N.A.
          (formerly Provident National Bank) re: the:
          *        U.S. 9-10 Small Company Portfolio;
          *        U.S. Large Company Portfolio;
          *        DFA One-Year Fixed Income Portfolio;
          *        DFA Intermediate Government Fixed Income Portfolio
                   (formerly known as the DFA Intermediate
                   Government Bond Portfolio; and
          *        DFA Five-Year Government Portfolio
          Previously filed with this registration statement and incorporated herein by reference.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio;
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum  Number Seven re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (h)  Addendum Number Eight re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Form of Addendum Number Nine re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (j)  Addendum Number Ten re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

(h)  Other Material Contracts.

     (1)  Transfer Agency Agreement.
          Transfer Agency  Agreement  between the Registrant and PFPC Inc.
          (formerly Provident Financial Processing Corporation) dated
          June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to the
                           Registrant's Registration Statement on Form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
                   *       DFA Short-Term Municipal Bond Portfolio
                   Incorporated herein by reference to:
                   Filing:          Post-Effective Amendment No. 66/67 to the
                                    Registrant's Registration Statement on
                                    Form N-1A.
                   File Nos.:       2-73948 and 811-3258.
                   Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
                       and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Fourteen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (2)  Administration and Accounting Agreement
          Administration   and  Accounting   Services   Agreement   between  the
          Registrant  and PFPC  dated  June 19,  1989.  Incorporated  herein  by reference to:

          Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71
                                to Registrant's Registration
                                Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S.
                       Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Seventeen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.

          (a)  Dated January 6, 1993 re: the
          *    DFA  One-Year  Fixed  Income  Portfolio  (formerly  The DFA
          Fixed Income Shares)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to
                           Registrant's Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
          *       Japanese Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
          *       United Kingdom Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
          *       Continental Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (e)  Form of Amended and Restated Administration Agreement dated March
               30, 2006 re: the:
          *       U.S. Large Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2006.

          (f)  Dated August 8, 1996 re: the
          *       Pacific Rim Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        Pacific Rim Small Company Portfolio to Asia Pacific
                        Small Company Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 78/79 to
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 30, 2006.

          (g)  Dated January 6, 1993 re: the
          *       U.S. Small Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 70/71 to
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
          *       U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap
                  High Book-to-Market Portfolio)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
          *       U.S. Small Cap Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap
                        High Book to Market Portfolio) to U.S. Small Cap Value
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 70/71 to
                                 Registrant's  Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 29, 2004.

          (j)  Dated February 8, 1996 re: the
          *       RWB/DFA International High Book to Market Portfolio
                  (formerly DFA International High Book to Market Portfolio;
                  formerly the Reinhardt Werba Bowen International Large Stock
                  Portfolio)
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        RWB/DFA International High Book to Market Portfolio to
                        the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 59/60 to
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
          *       Emerging Markets Portfolios
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
          *       Enhanced U.S. Large Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
          *       DFA Two-Year Global Fixed Income Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (n)  Dated August 8, 1996 re: the:
          *       International Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
          *       Emerging Markets Small Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
          *       U.S. Micro Cap Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
               *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                        Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 60/61 to the
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      March 23, 2001.

          (q)  Dated November 30, 1997 re: the:
          *       U.S. Small XM Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:

               *        U.S. 4-10 Value Portfolio to U.S. Small XM Value
                        Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (r)  Dated November 30, 1997 re: the:
          *       Emerging Markets Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
          *       Tax-Managed U.S. Marketwide Value Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                           Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
          *       Tax-Managed U.S. Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 61/62 to the
                           Registrant's Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
               *        Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                        U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 66/67 to the
                                 Registrant's Registration Statement on
                                 Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      July 30, 2002.

     (4)  Other.

          (a)  Marketing  Agreement dated June 29, 1994 between DFA and National
               Home Life Assurance Company. Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:

               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio
                       (formerly the DFA International High Book to Market
                       Portfolio and Reinhardt Werba Bowen International Large
                       Stock Portfolio).
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name change:

               *        RWB/DFA International High Book to Market Portfolio to
                        the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:           Post-Effective Amendment No. 59/60 to the
                                 Registrant's Registration
                                 Statement on Form N-1A.
               File Nos.:        2-73948 and 811-3258.
               Filing Date:      January 26, 2001.

          (d)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated August 7, 2006.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (e)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated September 12, 2006 re:
               *    DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (f)  Form of Fee  Waiver  and  Expense   Assumption   Agreement
               between  the Registrant and DFA re:
               *    DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to
                                Registrant's Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (g)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA California Short-Term Municipal Bond Portfolio
               *       T.A. U.S. Core Equity 2 Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.h.4.g.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 83/84 to
                           Registrant's Registration Statement on
                           Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 12, 2006.

(j)  Other Opinions.

     (1)  Consent of PricewaterhouseCoopers
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2006.

(k)  Omitted Financial Statements.
     Not applicable.

(l)  Initial Capital Agreements.
     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)  Rule 12b-1 Plans.
     Not Applicable

(n)  Plans pursuant to Rule 18f-3.

     (1)  Multiple Class Plan Pursuant to Rule 18f-3, adopted April 1, 2004, re:
          the:
     *        U.S. Small Cap Value Portfolio
     Incorporated herein by reference to:
     Filing:          Post-Effective Amendment No. 71/72 to Registrant's
                      Registration Statement on Form N-1A.
     File Nos.:       2-73948 and 811-3258.
     Filing Date:     June 28, 2004.

(o)  Powers-of-Attorney.

     (1)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated October 13, 2000.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 62/63 to the
                           Registrant's Registration Statement on Form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 10, 2001.

     (2)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated January 24, 2001.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 59/60 to the
                           Registrant's Registration Statement on Form
                           N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 26, 2001.

     (3)  Powers-of-Attorney  appointing  David G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact  for  Registrant,  DFA Investment  Trust Company and
          Dimensional Emerging Markets Value Fund Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (4)  Power-of-Attorney  appointing  David  G.  Booth,  Rex A.  Sinquefield,
          Michael T.  Scardina,  Catherine  L.  Newell  and  Valerie A. Brown as
          attorneys-in-fact for Registrant dated October 25, 2005.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2006.

(p)  Codes of Ethics.
     (1)  Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None.

ITEM 25. INDEMNIFICATION.

          Reference  is made to  Section  1 of  Article  IX of the  Registrant's
          Amended and Restated By-Laws,  which provide for  indemnification,  as set forth below.

          With respect to the  indemnification  of the Officers and Directors of the Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided,  under Section
               2-418 of the Maryland  General  Corporation Law: (i) unless it is proved that the person seeking  indemnification  did not meet the standard  of  conduct  set  forth in  subsection  (b)(1)  of such section;  and (ii)  provided,  that  the  Corporation  shall  not indemnify  any  officer  or  Director  for any  liability  to the
               Corporation  or its  security  holders  arising  from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

          (a)  Dimensional  Fund Advisors LP, with a principal place of business located  at 1299  Ocean  Avenue,  Santa  Monica,  CA  90401,  the
               investment  manager for the  Registrant,  is also the  investment manager for three other registered open-end investment companies,
               The DFA Investment  Trust Company,  Dimensional  Emerging Markets
               Value Fund Inc. and Dimensional Investment Group Inc. The Advisor
               also  serves  as   sub-advisor   for  certain  other   registered
               investment companies.

               The Advisor is engaged in the  business of  providing  investment advice  primarily  to  institutional  investors.  For  additional information,  please see  "Management  of the Fund" in PART A and
               "Directors   and  Officers"  in  PART  B  of  this   Registration
               Statement.

               Additional  information  as to the Advisor and the  directors and officers of the Advisor is  included  in the  Advisor's  Form ADV
               filed  with  the  Commission  (File  No.  801-16283),   which  is
               incorporated  herein by reference and sets forth the officers and directors  of the Advisor  and  information  as to any  business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

          (b)  The  Sub-Advisor  for  the  VA  International   Small  Portfolio,
               International Core Equity Portfolio, Emerging Markets Social Core
               Portfolio and DFA International Real Estate Securities  Portfolio
               of the  Registrant is  Dimensional  Fund Advisors Ltd.  ("DFAL").
               DFAL has its principal place of business is 7 Down Street, London
               W1J7AJ, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL's Form
               ADV filed  with the  Commission  (File No.  801-40136),  which is incorporated  herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or  employment  or a  substantial  nature  engaged in by those officers and directors during the past two years.

          (c)  The  Sub-Advisor  for  the  VA  International   Small  Portfolio,
               International Core Equity Portfolio, Emerging Markets Social Core
               Portfolio and DFA International Real Estate Securities  Portfolio
               of the Registrant is DFA Australia Limited ("DFA Australia"). DFA
               has its  principal  placed of  business  is Level 29  Gateway,  1
               MacQuarie  Place,  Sydney,  New  South  Wales  2000,   Australia.
               Additional  information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia's Form ADV
               filed  with  the  Commission  (File  No.  801-48036),   which  is
               incorporated  herein by reference and sets forth the officers and directors of DFA  Australia and  information  as to any business, profession,  vocation  or  employment  or  a  substantial  nature engaged in by those  officers and  directors  during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS.

          (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter for the Registrant. DFAS also serves as principal underwriter for The
               DFA Investment Trust Company,  Dimensional Emerging Markets Value
               Fund Inc. and Dimensional Investment Group Inc.

          (b)  The   following   table   sets  forth   information   as  to  the
               Distributor's Directors, Officers, Partners and Control Persons:

  Name and Principal Business    Positions and Offices     Positions and Offices
            Address                 with Underwriter             with Fund
-------------------------------- ----------------------- --------------------------

David G. Booth                   Chairman, Director,     Chairman, Director,
1299 Ocean Avenue                President, Chief        President, Chief
Santa Monica, CA 90401           Executive Officer and   Executive Officer and
                                 Chief Investment        Chief Investment Officer
                                 Officer

Eugene F. Fama Sr.               Director                None
Graduate School of Business
University of Chicago
1101 East 58th Street
Chicago, IL 60637

John A. McQuown                  Director                None
c/o KMV Corporation
1620 Montgomery Street
Suite 140
San Francisco, CA 94111

Rex A. Sinquefield               Director                Director
The Show Me Institute
7777 Bonhomme Ave.,
Ste. 2150
St. Louis, MO 63105

M. Akbar Ali                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Darryl Avery                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Arthur H. Barlow                 Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Valerie A. Brown                 Vice President and      Vice President and
1299 Ocean Avenue                Assistant Secretary     Assistant Secretary
Santa Monica, CA 90401

Stephen A. Clark                 Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Truman A. Clark                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christopher S. Crossan           Vice President,         Vice President, Chief
1299 Ocean Avenue                Global Chief            Compliance Officer
Santa Monica, CA 90401           Compliance Officer
                                 and Chief Compliance
                                 Officer

James L. Davis                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert T. Deere                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Robert W. Dintzer                Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Richard A. Eustice               Vice President and      Vice President and
1299 Ocean Avenue                Assistant Secretary     Assistant Secretary
Santa Monica, CA 90401

Eugene F. Fama, Jr.              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Gretchen A. Flicker              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Glenn S. Freed                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jennifer S. Fromm                Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Henry F. Gray                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Julie C. Henderson               Vice President          Vice President and
1299 Ocean Avenue                                        Controller
Santa Monica, CA 90401

Kevin B. Hight                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Christine W. Ho                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Jeff J. Jeon                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Patrick M. Keating               Vice President and      Vice President
1299 Ocean Avenue                Chief Operating
Santa Monica, CA 90401           Officer

Joseph F. Kolerich               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael F. Lane                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Kristina M. LaRusso              Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Juliet H. Lee                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Natalie Maniaci                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Heather E. Mathews               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David M. New                     Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Catherine L. Newell              Vice President,         Vice President,
1299 Ocean Avenue                Secretary and General   Secretary, General
Santa Monica, CA 90401           Counsel                 Counsel and Chief Legal
                                                         Officer

Carmen Palafox                   Vice President          None
1299 Ocean Avenue
Santa Monica, CA 90401

Sonya K. Park                    Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

David A. Plecha                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Eduardo A. Repetto               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

L. Jacobo Rodriguez              Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Michael T. Scardina              Vice President, Chief   Vice President, Chief
1299 Ocean Avenue                Financial Officer and   Financial Officer and
Santa Monica, CA 90401           Treasurer               Treasurer

David E. Schneider               Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Grady M. Smith                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carl G. Snyder                   Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Lawrence R. Spieth               Vice President          Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Bradley G. Steiman               Vice President          Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9

Karen E. Umland                  Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Carol W. Wardlaw                 Vice President          Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

Weston J. Wellington             Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Daniel M. Wheeler                Vice President          Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

Dimensional Fund Advisors Inc.   Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401

          (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

The  accounts  and  records of the  Registrant  are located at the office of the
Registrant and at additional locations, as follows:

Name                                                    Address
DFA Investment Dimensions Group Inc.                    1299 Ocean Avenue
                                                        Santa Monica, CA 90401

PFPC Inc.                                               400 Bellevue Parkway,
                                                        Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.
         None.

ITEM 30. UNDERTAKINGS.
         Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment  Company Act of 1940, as amended,  the Registrant has duly caused
Post-Effective  Amendment No. 86/87 to this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California, as of this 12th day of January, 2007.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth            *
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No. 86/87 to this Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date

/s/ David G. Booth            *     President, Director,      January 12, 2007
David G. Booth                      Chairman, Chief
                                    Executive Officer and
                                    Chief Investment Officer

/s/ Rex A. Sinquefield        *     Director                  January 12, 2007
Rex A. Sinquefield

/s/ Michael T. Scardina       *     Chief Financial           January 12, 2007
Michael T. Scardina                 Officer, Treasurer
                                    and Vice President

/s/ George M. Constantinides  *     Director                  January 12, 2007
George M. Constantinides

/s/ John P. Gould             *     Director                  January 12, 2007
John P. Gould

/s/ Roger G. Ibbotson         *     Director                  January 12, 2007
Roger G. Ibbotson

/s/ Robert C. Merton          *     Director                  January 12, 2007
Robert C. Merton

/s/ Myron S. Scholes          *     Director                  January 12, 2007
Myron S. Scholes

/s/ Abbie J. Smith            *     Director                  January 12, 2007
Abbie J. Smith

            * By: /s/ Valerie A. Brown
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.  EDGAR Exhibit No.  Description

23(d)(1)(w)       EX-99.d.1.w        Form of Investment Advisory Agreement for
                                     DFA California Short-Term Municipal Bond
                                     Portfolio

23(d)(1)(x)       EX-99.d.1.x        Form of Investment Advisory Agreement for
                                     T.A. U.S. Core Equity 2 Portfolio

23(h)(4)(g)       EX-99.h.4.g        Form of Fee Waiver and Expense Assumption
                                     Agreement between the Registrant and DFA
                                     re: DFA California Short-Term Municipal
                                     Bond Portfolio and T.A. U.S. Core Equity 2
                                     Portfolio